UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586
                                                      --------

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.0%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--109.3%
$      50,000   ABAG Finance Authority for NonProfit
                Corporations (Bijou Woods Apartments)                                        5.200%    12/01/2021   $      51,347
----------------------------------------------------------------------------------------------------------------------------------
    3,025,000   ABAG Finance Authority for NonProfit
                Corporations (Channing House)                                                5.500     02/15/2029       3,126,489
----------------------------------------------------------------------------------------------------------------------------------
       65,000   ABAG Finance Authority for NonProfit
                Corporations (Redding Assisted Living Corp.)                                 5.250     11/15/2031          67,528
----------------------------------------------------------------------------------------------------------------------------------
    1,660,000   ABAG Finance Authority for NonProfit
                Corporations (S.F. Rincon Hill)                                              5.250     09/01/2036       1,707,393
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   ABAG Finance Authority for NonProfit
                Corporations (Schools of Sacred Heart)                                       6.450     06/01/2030       2,665,525
----------------------------------------------------------------------------------------------------------------------------------
       90,000   ABAG Finance Authority for NonProfit
                Corporations COP                                                             6.000     08/15/2020          90,426
----------------------------------------------------------------------------------------------------------------------------------
      450,000   ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist
                Homes of the West)                                                           5.750     10/01/2017         456,710
----------------------------------------------------------------------------------------------------------------------------------
       25,000   ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist
                Homes of the West)                                                           6.200     10/01/2027          25,690
----------------------------------------------------------------------------------------------------------------------------------
      450,000   ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens)                                            6.000     02/15/2019         460,193
----------------------------------------------------------------------------------------------------------------------------------
      440,000   ABAG Finance Authority for NonProfit
                Corporations COP (O'Connor Woods)                                            6.200     11/01/2029         465,643
----------------------------------------------------------------------------------------------------------------------------------
    4,300,000   ABAG Finance Authority for NonProfit
                Corporations COP (Redwood Senior
                Homes & Services)                                                            6.125     11/15/2032       4,675,046
----------------------------------------------------------------------------------------------------------------------------------
      265,000   ABAG Finance Authority for NonProfit
                Corporations, Series A                                                       5.747 1   04/20/2019         132,508
----------------------------------------------------------------------------------------------------------------------------------
      235,000   ABAG Improvement Bond Act 1915
                (Windemere Ranch)                                                            6.150     09/02/2029         256,500
----------------------------------------------------------------------------------------------------------------------------------
    2,675,000   Adelanto Elementary School District
                Community Facilities District No. 1                                          5.250     09/01/2026       2,711,942
----------------------------------------------------------------------------------------------------------------------------------
    7,310,000   Adelanto Elementary School District
                Community Facilities District No. 1                                          5.350     09/01/2036       7,417,457
----------------------------------------------------------------------------------------------------------------------------------
    1,145,000   Adelanto Elementary School District
                Community Facilities District No. 1                                          5.400     09/01/2036       1,163,572
----------------------------------------------------------------------------------------------------------------------------------
       55,000   Adelanto Improvement Agency, Series B                                        5.500     12/01/2023          55,078
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Adelanto Public Financing Authority, Series B                                6.300     09/01/2028          50,410
----------------------------------------------------------------------------------------------------------------------------------
    5,295,000   Agua Mansa Industrial Growth Assoc. Special Tax                              6.500     09/01/2033       5,647,488
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Alameda COP                                                                  5.750     12/01/2021       1,532,295
----------------------------------------------------------------------------------------------------------------------------------
      200,000   Alameda Public Financing Authority                                           5.450     09/02/2014         204,764
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Alvord Unified School District Community
                Facilities District Special Tax No. 2002-1                                   5.875     09/01/2034          25,574
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Anaheim Community Facilities District
                (Stadium Lofts)                                                              5.000     09/01/2037       1,018,940
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Anaheim Public Financing Authority RITES 2                                   9.220 3   12/28/2018       4,290,080
----------------------------------------------------------------------------------------------------------------------------------
      140,000   Arcadia Hospital (Methodist Hospital of
                Southern California)                                                         6.625     11/15/2022         140,251
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Arvin Community Redevel. Agency                                              5.000     09/01/2025         503,865
----------------------------------------------------------------------------------------------------------------------------------
    2,435,000   Arvin Community Redevel. Agency                                              5.125     09/01/2035       2,469,455
----------------------------------------------------------------------------------------------------------------------------------
    2,025,000   Aztec Shops Auxiliary Organization
                (San Diego State University)                                                 6.000     09/01/2031       2,138,339
----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   2,500,000   Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                              6.000%    09/01/2032   $   2,636,750
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Azusa Special Tax Community Facilities
                District No. 05-1                                                            5.000     09/01/2027         507,835
----------------------------------------------------------------------------------------------------------------------------------
      200,000   Azusa Special Tax Community Facilities
                District No. 05-1                                                            5.000     09/01/2027         203,134
----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Azusa Special Tax Community Facilities
                District No. 05-1                                                            5.000     09/01/2037       1,928,234
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Azusa Special Tax Community Facilities
                District No. 05-1                                                            5.000     09/01/2037         507,430
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Bakersfield Improvement Bond Act 1915 4                                      5.000     09/02/2027       1,011,170
----------------------------------------------------------------------------------------------------------------------------------
      615,000   Bakersfield Improvement Bond Act 1915                                        5.350     09/02/2022         634,231
----------------------------------------------------------------------------------------------------------------------------------
    2,310,000   Bakersfield Improvement Bond Act 1915                                        5.400     09/02/2025       2,381,818
----------------------------------------------------------------------------------------------------------------------------------
    3,700,000   Beaumont Financing Authority, Series A                                       5.350     09/01/2036       3,809,335
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Beaumont Financing Authority, Series A                                       5.750     09/01/2034       1,607,850
----------------------------------------------------------------------------------------------------------------------------------
      685,000   Beaumont Financing Authority, Series B                                       5.000     09/01/2027         686,829
----------------------------------------------------------------------------------------------------------------------------------
    1,685,000   Beaumont Financing Authority, Series B                                       5.050     09/01/2037       1,703,923
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Beaumont Financing Authority, Series B                                       5.350     09/01/2028       1,049,760
----------------------------------------------------------------------------------------------------------------------------------
    1,490,000   Beaumont Financing Authority, Series B                                       5.400     09/01/2035       1,563,949
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Beaumont Financing Authority, Series B                                       6.000     09/01/2034       5,388,150
----------------------------------------------------------------------------------------------------------------------------------
    1,525,000   Beaumont Financing Authority, Series B                                       6.000     09/01/2034       1,655,006
----------------------------------------------------------------------------------------------------------------------------------
    2,340,000   Beaumont Financing Authority, Series C                                       5.500     09/01/2035       2,430,581
----------------------------------------------------------------------------------------------------------------------------------
    2,875,000   Beaumont Financing Authority, Series D                                       5.800     09/01/2035       3,079,039
----------------------------------------------------------------------------------------------------------------------------------
      490,000   Berkeley GO                                                                  5.625     09/01/2027         492,876
----------------------------------------------------------------------------------------------------------------------------------
       75,000   Berkeley Unified School District                                             5.000     08/01/2022          76,022
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Blythe Community Facilities District Special Tax
                (Hidden Beaches)                                                             5.300     09/01/2035         517,470
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Blythe Redevel. Agency (Redevel. Project
                No. 1 Tax Allocation)                                                        5.650     05/01/2029          31,652
----------------------------------------------------------------------------------------------------------------------------------
    7,605,000   Brentwood Infrastructure Financing Authority                                 5.200     09/02/2036       7,809,651
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Brentwood Infrastructure Financing Authority
                (Water & Sewer)                                                              5.625     07/01/2026          30,612
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Affordable Hsg. Agency (Merced County
                Hsg. Authority)                                                              6.000     01/01/2023          53,186
----------------------------------------------------------------------------------------------------------------------------------
   43,500,000   CA County Tobacco Securitization Agency                                      5.890 1   06/01/2046       4,841,985
----------------------------------------------------------------------------------------------------------------------------------
   20,000,000   CA County Tobacco Securitization Agency                                      6.300 1   06/01/2055       1,026,200
----------------------------------------------------------------------------------------------------------------------------------
   82,110,000   CA County Tobacco Securitization Agency                                      6.423 1   06/01/2046       7,352,129
----------------------------------------------------------------------------------------------------------------------------------
   71,700,000   CA County Tobacco Securitization Agency                                      7.000 1   06/01/2055       2,824,980
----------------------------------------------------------------------------------------------------------------------------------
  123,750,000   CA County Tobacco Securitization Agency                                      7.251 1   06/01/2055       4,207,500
----------------------------------------------------------------------------------------------------------------------------------
  347,900,000   CA County Tobacco Securitization Agency                                      7.550 1   06/01/2055      10,565,723
----------------------------------------------------------------------------------------------------------------------------------
  409,500,000   CA County Tobacco Securitization Agency                                      8.251 1   06/01/2055      11,420,955
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization Agency (TASC)                               0.000 5   06/01/2036       4,382,900
----------------------------------------------------------------------------------------------------------------------------------
   25,725,000   CA County Tobacco Securitization Agency (TASC)                               0.000 5   06/01/2041      22,620,507
----------------------------------------------------------------------------------------------------------------------------------
   28,240,000   CA County Tobacco Securitization Agency (TASC)                               0.000 5   06/01/2046      24,909,657
----------------------------------------------------------------------------------------------------------------------------------
   12,030,000   CA County Tobacco Securitization Agency (TASC)                               5.125     06/01/2038      12,045,278
----------------------------------------------------------------------------------------------------------------------------------
    3,725,000   CA County Tobacco Securitization Agency (TASC)                               5.125     06/01/2038       3,737,069
----------------------------------------------------------------------------------------------------------------------------------
   11,435,000   CA County Tobacco Securitization Agency (TASC)                               5.250     06/01/2045      11,593,832
----------------------------------------------------------------------------------------------------------------------------------
    5,815,000   CA County Tobacco Securitization Agency (TASC)                               5.250     06/01/2045       5,888,095
----------------------------------------------------------------------------------------------------------------------------------
    4,375,000   CA County Tobacco Securitization Agency (TASC)                               5.750     06/01/2029       4,604,119
----------------------------------------------------------------------------------------------------------------------------------
    6,230,000   CA County Tobacco Securitization Agency (TASC)                               5.875     06/01/2027       6,591,215
----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   9,125,000   CA County Tobacco Securitization Agency (TASC)                               5.875%    06/01/2035   $   9,624,411
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   CA County Tobacco Securitization Agency (TASC)                               5.875     06/01/2043       1,318,413
----------------------------------------------------------------------------------------------------------------------------------
   10,545,000   CA County Tobacco Securitization Agency (TASC) 6                             6.000     06/01/2035      11,216,611
----------------------------------------------------------------------------------------------------------------------------------
   21,960,000   CA County Tobacco Securitization Agency (TASC)                               6.000     06/01/2042      23,361,707
----------------------------------------------------------------------------------------------------------------------------------
   10,025,000   CA County Tobacco Securitization Agency (TASC)                               6.125     06/01/2038      10,721,136
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA County Tobacco Securitization Agency (TASC)                               6.125     06/01/2043          53,472
----------------------------------------------------------------------------------------------------------------------------------
   86,970,000   CA County Tobacco Securitization Agency (TASC)                               6.375 1   06/01/2046       8,511,754
----------------------------------------------------------------------------------------------------------------------------------
   65,800,000   CA County Tobacco Securitization Agency (TASC)                               6.600 1   06/01/2046       5,327,826
----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA Dept. of Veterans Affairs Home Purchase                                   5.200     12/01/2027          45,276
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Dept. of Veterans Affairs Home Purchase 6                                 5.350     12/01/2027       1,067,000
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Dept. of Veterans Affairs Home Purchase                                   5.500     12/01/2019          52,410
----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Water Resources (Center Valley)                                  5.000     12/01/2029          20,250
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)                                  5.400     07/01/2012          15,020
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   CA Educational Facilities Authority
                (California College of the Arts)                                             5.000     02/01/2026       8,309,200
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Educational Facilities Authority
                (College & University Financing)                                             5.000     02/01/2037       1,029,100
----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   CA Educational Facilities Authority
                (Golden Gate University)                                                     5.000     10/01/2036       7,181,090
----------------------------------------------------------------------------------------------------------------------------------
       55,000   CA Educational Facilities Authority
                (Golden Gate University)                                                     5.500     10/01/2031          56,662
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Educational Facilities Authority
                (Western University Health Sciences)                                         6.000     10/01/2032       1,075,610
----------------------------------------------------------------------------------------------------------------------------------
   24,980,000   CA GO 7                                                                      5.000     06/01/2031      26,188,907
----------------------------------------------------------------------------------------------------------------------------------
   21,705,000   CA GO 7                                                                      5.000     06/01/2031      22,858,030
----------------------------------------------------------------------------------------------------------------------------------
    9,120,000   CA GO 7                                                                      5.000     02/01/2033       9,468,703
----------------------------------------------------------------------------------------------------------------------------------
   21,700,000   CA GO 7                                                                      5.000     08/01/2035      22,736,826
----------------------------------------------------------------------------------------------------------------------------------
       45,000   CA GO                                                                        5.000     04/01/2022          47,031
----------------------------------------------------------------------------------------------------------------------------------
      500,000   CA GO                                                                        5.000     02/01/2023         508,980
----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                                        5.000     10/01/2023          10,127
----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                                        5.000     02/01/2024         104,371
----------------------------------------------------------------------------------------------------------------------------------
      155,000   CA GO                                                                        5.000     08/01/2024         160,157
----------------------------------------------------------------------------------------------------------------------------------
      310,000   CA GO                                                                        5.000     03/01/2028         320,683
----------------------------------------------------------------------------------------------------------------------------------
   18,705,000   CA GO                                                                        5.000     09/01/2028      19,707,214
----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                                        5.000     02/01/2029          10,608
----------------------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                                        5.000     02/01/2032         212,166
----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA GO                                                                        5.000     02/01/2032          31,825
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                                        5.000     02/01/2033          15,657
----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                                        5.125     02/01/2027           5,245
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                                        5.125     10/01/2027          15,220
----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                                        5.125     03/01/2031          20,673
----------------------------------------------------------------------------------------------------------------------------------
      250,000   CA GO                                                                        5.125     06/01/2031         261,648
----------------------------------------------------------------------------------------------------------------------------------
       40,000   CA GO                                                                        5.250     04/01/2034          43,774
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                                        5.500     04/01/2019          25,189
----------------------------------------------------------------------------------------------------------------------------------
      255,000   CA GO                                                                        5.500     03/01/2020         256,550
----------------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                                        5.500     10/01/2022           5,030
----------------------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                                        6.250     10/01/2019         202,108
----------------------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                                        6.250     10/01/2019          60,649
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Golden State Tobacco Securitization Corp.                                 5.000     06/01/2045       5,217,650
----------------------------------------------------------------------------------------------------------------------------------
   32,165,000   CA Golden State Tobacco Securitization Corp.                                 6.625     06/01/2040      37,125,808
----------------------------------------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  57,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC) 7                                                                     5.000%    06/01/2035   $  59,877,645
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       0.000 5   06/01/2037         769,990
----------------------------------------------------------------------------------------------------------------------------------
   25,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.000     06/01/2033      24,944,750
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.000     06/01/2045       5,183,150
----------------------------------------------------------------------------------------------------------------------------------
   22,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.125     06/01/2047      22,067,760
----------------------------------------------------------------------------------------------------------------------------------
  145,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       5.750     06/01/2047     155,245,700
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       7.800     06/01/2042       1,642,613
----------------------------------------------------------------------------------------------------------------------------------
    2,825,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       7.875     06/01/2042       3,447,715
----------------------------------------------------------------------------------------------------------------------------------
      150,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       7.875     06/01/2042         183,065
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                                       7.900     06/01/2042       2,443,320
----------------------------------------------------------------------------------------------------------------------------------
   10,500,000   CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center)                                                5.000     11/15/2034      10,786,230
----------------------------------------------------------------------------------------------------------------------------------
      495,000   CA Health Facilities Financing Authority
                (Hospital of the Good Samaritan)                                             7.000     09/01/2021         495,832
----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing Authority
                (Pomona Valley Hospital Medical Center)                                      5.625     07/01/2019          30,688
----------------------------------------------------------------------------------------------------------------------------------
      125,000   CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                                            7.400     04/01/2014         125,293
----------------------------------------------------------------------------------------------------------------------------------
      385,000   CA Health Facilities Financing Authority
                (Sutter Health)                                                              5.250     08/15/2027         394,044
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Health Facilities Financing Authority
                (Sutter Health/California Pacific Medical Center) 4                          5.250     11/15/2046      10,570,800
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Health Facilities Financing Authority
                (UCSF-Stanford Health Care)                                                  5.000     11/15/2028          25,609
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Health Facilities Financing Authority
                (UCSF-Stanford Health Care)                                                  5.000     11/15/2031          15,480
----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA (Multifamily Hsg.)                                                    5.375     08/01/2028          10,241
----------------------------------------------------------------------------------------------------------------------------------
       90,000   CA HFA (Multifamily Hsg.)                                                    5.950     08/01/2028          91,589
----------------------------------------------------------------------------------------------------------------------------------
      260,000   CA HFA (Multifamily Hsg.), Series A                                          5.900     02/01/2028         264,394
----------------------------------------------------------------------------------------------------------------------------------
       95,000   CA HFA (Multifamily Hsg.), Series B                                          5.500     08/01/2039          97,217
----------------------------------------------------------------------------------------------------------------------------------
      140,000   CA HFA (Single Family Mtg.), Series A-2                                      6.450     08/01/2025         141,431
----------------------------------------------------------------------------------------------------------------------------------
       35,000   CA HFA, Series A                                                             5.600     08/01/2011          35,540
----------------------------------------------------------------------------------------------------------------------------------
      300,000   CA HFA, Series B                                                             7.125     08/01/2024         303,630
----------------------------------------------------------------------------------------------------------------------------------
      275,000   CA HFA, Series B-1                                                           5.600     08/01/2017         279,824
----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   CA HFA, Series C                                                             5.750     08/01/2030      11,746,900
----------------------------------------------------------------------------------------------------------------------------------
   17,250,000   CA HFA, Series E                                                             5.000     02/01/2024      17,823,045
----------------------------------------------------------------------------------------------------------------------------------
    9,290,000   CA HFA, Series E                                                             5.050     02/01/2026       9,594,526
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Municipal Finance Authority
                (Cancer Center of Santa Barbara)                                             5.000     06/01/2036       3,127,800
----------------------------------------------------------------------------------------------------------------------------------
    2,100,000   CA Municipal Finance Authority
                (ECHS/AHEF/HK-8CS Obligated Group)                                           5.250     06/01/2036       2,188,473
----------------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     120,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                                 5.800%    12/01/2016   $     120,977
----------------------------------------------------------------------------------------------------------------------------------
   11,500,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                                 6.875     11/01/2027      11,568,310
----------------------------------------------------------------------------------------------------------------------------------
       30,000   CA Pollution Control Financing Authority
                (General Motors Corp.)                                                       5.500     04/01/2008          29,997
----------------------------------------------------------------------------------------------------------------------------------
      185,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                                           5.850     06/01/2021         185,283
----------------------------------------------------------------------------------------------------------------------------------
    1,015,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 6                                         5.850     06/01/2021       1,016,624
----------------------------------------------------------------------------------------------------------------------------------
    4,065,000   CA Pollution Control Financing Authority
                (Waste Management)                                                           5.000     01/01/2022       4,188,535
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Pollution Control Financing Authority
                (Waste Management)                                                           5.400     04/01/2025       3,165,990
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Dept. of Corrections)                                       5.250     06/01/2028          26,489
----------------------------------------------------------------------------------------------------------------------------------
      200,000   CA Public Works (Dept. of General Services)                                  5.000     12/01/2027         208,492
----------------------------------------------------------------------------------------------------------------------------------
    2,340,000   CA Public Works (Dept. of Mental Health)                                     5.000     11/01/2031       2,460,159
----------------------------------------------------------------------------------------------------------------------------------
      240,000   CA Public Works (State Universities)                                         5.000     06/01/2023         240,269
----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Public Works (State Universities)                                         5.400     10/01/2022         102,580
----------------------------------------------------------------------------------------------------------------------------------
      440,000   CA Public Works (State Universities)                                         5.500     12/01/2018         440,444
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (State Universities)                                         5.500     06/01/2019          50,076
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (State Universities)                                         5.500     06/01/2021          50,076
----------------------------------------------------------------------------------------------------------------------------------
      770,000   CA Public Works (State Universities)                                         5.500     06/01/2021         771,163
----------------------------------------------------------------------------------------------------------------------------------
      885,000   CA Public Works (State Universities)                                         5.500     06/01/2021         886,363
----------------------------------------------------------------------------------------------------------------------------------
      610,000   CA Public Works (Various California Universities)                            5.500     06/01/2019         610,939
----------------------------------------------------------------------------------------------------------------------------------
       20,000   CA Resource Efficiency Financing Authority COP                               5.500     04/01/2013          20,427
----------------------------------------------------------------------------------------------------------------------------------
   11,905,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.400     08/01/2035      12,748,707
----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.400     12/01/2036       4,791,555
----------------------------------------------------------------------------------------------------------------------------------
    4,565,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.400     02/01/2037       4,930,428
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.400     06/01/2048      10,623,900
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.450     02/01/2048       5,462,900
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.500     08/01/2047       4,272,920
----------------------------------------------------------------------------------------------------------------------------------
      500,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.500     08/01/2047         517,875
----------------------------------------------------------------------------------------------------------------------------------
    6,040,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                                         5.750     02/01/2044       6,539,327
----------------------------------------------------------------------------------------------------------------------------------
       10,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D                                               6.700     05/01/2029          10,030
----------------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA                                                             5.000     09/02/2018         251,383
----------------------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                                             5.000     09/02/2019         246,668
----------------------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                                             5.125     09/02/2020         247,107
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Statewide CDA                                                             5.125     09/02/2025       3,068,070
----------------------------------------------------------------------------------------------------------------------------------
    8,495,000   CA Statewide CDA                                                             5.200     09/02/2036       8,752,568
----------------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA                                                             6.527 1   09/01/2028          26,588
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA                                                             6.625     09/01/2027          25,144
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA                                                             6.750     09/01/2037          54,254
----------------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     100,000   CA Statewide CDA                                                             6.773% 1  09/01/2034   $      16,760
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA                                                             7.000     07/01/2022          15,028
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA (Arc of San Diego) COP                                      5.625     05/01/2021          25,535
----------------------------------------------------------------------------------------------------------------------------------
    5,400,000   CA Statewide CDA (Berkeley Montessori School)                                7.250     10/01/2033       6,029,856
----------------------------------------------------------------------------------------------------------------------------------
      265,000   CA Statewide CDA (California Odd Fellow Hsg.)                                5.500     10/01/2023         265,273
----------------------------------------------------------------------------------------------------------------------------------
      835,000   CA Statewide CDA (Citrus Gardens Apartments)                                 6.500     07/01/2032         879,046
----------------------------------------------------------------------------------------------------------------------------------
    1,410,000   CA Statewide CDA (Citrus Gardens Apartments)                                 9.000     07/01/2032       1,410,550
----------------------------------------------------------------------------------------------------------------------------------
    2,290,000   CA Statewide CDA (Clara)                                                     5.050     01/20/2041       2,348,006
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   CA Statewide CDA (East Tabor Apartments)                                     6.850     08/20/2036       1,377,613
----------------------------------------------------------------------------------------------------------------------------------
    9,800,000   CA Statewide CDA (East Valley Tourist)                                       9.250     10/01/2020      10,785,684
----------------------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Eastfield Ming Quong)                                      5.500     06/01/2012          50,806
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide CDA (Fairfield Apartments)                                      7.250     01/01/2035       4,084,100
----------------------------------------------------------------------------------------------------------------------------------
    4,215,000   CA Statewide CDA (Family House & Hsg.
                Foundation-Torrence I)                                                       7.000     04/20/2036       4,826,344
----------------------------------------------------------------------------------------------------------------------------------
   43,650,000   CA Statewide CDA (Foxdale Apartments)                                        5.500     03/01/2040      43,922,813
----------------------------------------------------------------------------------------------------------------------------------
       60,000   CA Statewide CDA (GP Steinbeck)                                              5.492 1   03/20/2022          25,985
----------------------------------------------------------------------------------------------------------------------------------
    1,145,000   CA Statewide CDA (International School Peninsula)                            5.000     11/01/2025       1,161,877
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (International School Peninsula)                            5.000     11/01/2029       1,006,390
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide CDA (John F. Kennedy University)                                6.750     10/01/2033       5,502,500
----------------------------------------------------------------------------------------------------------------------------------
  100,000,000   CA Statewide CDA (Kaiser Permanente) 7                                       4.364     04/01/2036     100,285,000
----------------------------------------------------------------------------------------------------------------------------------
    2,050,000   CA Statewide CDA (Kaiser Permanente)                                         5.300     12/01/2015       2,119,290
----------------------------------------------------------------------------------------------------------------------------------
    2,750,000   CA Statewide CDA (Live Oak School)                                           6.750     10/01/2030       2,961,613
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   CA Statewide CDA (Marin Montessori School)                                   7.000     10/01/2033       6,665,640
----------------------------------------------------------------------------------------------------------------------------------
    6,590,000   CA Statewide CDA (Mountain Shadows
                Community)                                                                   5.000     07/01/2031       6,765,096
----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   CA Statewide CDA (Napa Valley Hospice)                                       7.000     01/01/2034       1,511,426
----------------------------------------------------------------------------------------------------------------------------------
    1,650,000   CA Statewide CDA (Notre Dame de Namur
                University)                                                                  6.500     10/01/2023       1,806,651
----------------------------------------------------------------------------------------------------------------------------------
    1,635,000   CA Statewide CDA (Notre Dame de Namur
                University)                                                                  6.625     10/01/2033       1,792,892
----------------------------------------------------------------------------------------------------------------------------------
    1,435,000   CA Statewide CDA (Quail Ridge Apartments)                                    6.500     07/01/2032       1,497,796
----------------------------------------------------------------------------------------------------------------------------------
    2,070,000   CA Statewide CDA (Quail Ridge Apartments)                                    9.000     07/01/2032       2,069,503
----------------------------------------------------------------------------------------------------------------------------------
      450,000   CA Statewide CDA (Rio Bravo)                                                 6.300     12/01/2018         453,506
----------------------------------------------------------------------------------------------------------------------------------
    1,885,000   CA Statewide CDA (Sonoma Country Day School)                                 6.000     01/01/2029       1,893,558
----------------------------------------------------------------------------------------------------------------------------------
    2,280,000   CA Statewide CDA (St. Johns Manor Apartments)                                4.850     12/20/2041       2,300,953
----------------------------------------------------------------------------------------------------------------------------------
      210,000   CA Statewide CDA (Stonehaven Student Hsg.)                                   5.875     07/01/2032         227,262
----------------------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA (Sutter Health Obligated Group)                             5.500     08/15/2034          16,029
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   CA Statewide CDA (Sutter Health)                                             5.000     11/15/2043       8,244,240
----------------------------------------------------------------------------------------------------------------------------------
      450,000   CA Statewide CDA (Sycamore)                                                  6.000     03/20/2038         490,766
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   CA Statewide CDA (Turning Point)                                             6.500     11/01/2031       4,259,160
----------------------------------------------------------------------------------------------------------------------------------
      240,000   CA Statewide CDA COP (Children's Hospital
                of Los Angeles)                                                              5.250     08/15/2029         246,636
----------------------------------------------------------------------------------------------------------------------------------
       65,000   CA Statewide CDA COP (Internext Group)                                       5.375     04/01/2030          66,063
----------------------------------------------------------------------------------------------------------------------------------
    1,065,000   CA Statewide CDA COP (Windward School)                                       6.900     09/01/2023       1,088,302
----------------------------------------------------------------------------------------------------------------------------------
    9,000,000   CA Statewide CDA Linked PARS & INFLOS                                        5.600 8   10/01/2011       9,457,560
----------------------------------------------------------------------------------------------------------------------------------
      270,000   CA Statewide CDA Special Tax Community
                Facilities District No. 97                                                   6.842 1   09/01/2022         113,778
----------------------------------------------------------------------------------------------------------------------------------
      490,000   CA Statewide CDA, Series A                                                   5.200     09/02/2025         504,994
----------------------------------------------------------------------------------------------------------------------------------
    3,595,000   CA Statewide CDA, Series A                                                   5.350     09/02/2035       3,706,409
----------------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 141,950,000   CA Statewide Financing Authority Tobacco
                Settlement                                                                   6.250% 1  06/01/2046   $  13,668,366
----------------------------------------------------------------------------------------------------------------------------------
   45,175,000   CA Statewide Financing Authority Tobacco
                Settlement                                                                   6.380 1   06/01/2046       4,111,829
----------------------------------------------------------------------------------------------------------------------------------
  220,000,000   CA Statewide Financing Authority Tobacco
                Settlement                                                                   7.880 1   06/01/2055       5,854,200
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                                            6.000     05/01/2037       5,314,700
----------------------------------------------------------------------------------------------------------------------------------
   11,745,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                                            6.000     05/01/2043      12,484,230
----------------------------------------------------------------------------------------------------------------------------------
   30,010,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                                            6.000     05/01/2043      31,898,829
----------------------------------------------------------------------------------------------------------------------------------
    3,760,000   CA Valley Health System COP 6                                                6.875     05/15/2023       3,765,941
----------------------------------------------------------------------------------------------------------------------------------
      130,000   CA Valley Health System, Series A                                            6.500     05/15/2025         131,564
----------------------------------------------------------------------------------------------------------------------------------
      120,000   CA Veterans GO                                                               4.700     12/01/2012         120,047
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Veterans GO                                                               4.700     12/01/2017       5,161,750
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Veterans GO, Series BP                                                    5.500     12/01/2026          25,023
----------------------------------------------------------------------------------------------------------------------------------
      165,000   CA Veterans GO, Series BR                                                    5.250     12/01/2026         165,116
----------------------------------------------------------------------------------------------------------------------------------
   12,000,000   CA Veterans GO, Series BZ                                                    5.350     12/01/2021      12,067,560
----------------------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO, Series S                                        5.500     04/01/2009          25,034
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Calexico Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                                    5.500     09/01/2036       2,598,775
----------------------------------------------------------------------------------------------------------------------------------
    2,325,000   Calexico Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                                    5.550     09/01/2036       2,417,372
----------------------------------------------------------------------------------------------------------------------------------
      115,000   Campbell (Civic Center) COP                                                  5.250     10/01/2028         117,867
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Carlsbad Improvement Bond Act 1915                                           5.500     09/02/2028          25,296
----------------------------------------------------------------------------------------------------------------------------------
    1,480,000   Carlsbad Special Tax Community Facilities
                District No. 3                                                               5.300     09/01/2036       1,525,614
----------------------------------------------------------------------------------------------------------------------------------
      200,000   Carlsbad Unified School District COP
                (Aviara Oaks Middle School)                                                  5.300     06/01/2022         203,062
----------------------------------------------------------------------------------------------------------------------------------
    1,370,000   Carson Improvement Bond Act 1915                                             7.375     09/02/2022       1,382,357
----------------------------------------------------------------------------------------------------------------------------------
    6,450,000   Carson Public Financing Authority                                            5.000     09/02/2031       6,727,157
----------------------------------------------------------------------------------------------------------------------------------
    1,040,000   Carson Public Financing Authority                                            5.000     09/02/2031       1,054,061
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Carson Redevel. Agency                                                       6.000     01/01/2035       6,372,900
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Central CA Joint Powers Health Financing
                Authority COP (CHCC)                                                         6.000     02/01/2020         104,468
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Central CA Joint Powers Health Financing Authority
                COP (CHCC/CCH/SCH Obligated Group)                                           5.000     02/01/2023          25,003
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Central CA Joint Powers Health Financing Authority
                COP (CHCC/FCHMC/SHF Obligated Group)                                         6.000     02/01/2030          52,274
----------------------------------------------------------------------------------------------------------------------------------
    4,325,000   Cerritos Public Financing Authority Tax Allocation                           5.000     11/01/2024       4,665,421
----------------------------------------------------------------------------------------------------------------------------------
    2,190,000   Chino Community Facilities District Special Tax                              5.150     09/01/2036       2,234,238
----------------------------------------------------------------------------------------------------------------------------------
       45,000   Chino Community Facilities District Special Tax                              5.950     09/01/2033          47,597
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Chino Community Facilities District Special Tax                              6.000     09/01/2028       1,275,456
----------------------------------------------------------------------------------------------------------------------------------
    1,340,000   Chino Community Facilities District Special Tax                              6.000     09/01/2033       1,422,638
----------------------------------------------------------------------------------------------------------------------------------
      865,000   Chino Public Financing Authority                                             5.000     09/01/2026         868,469
----------------------------------------------------------------------------------------------------------------------------------
      600,000   Chino Public Financing Authority                                             5.000     09/01/2030         604,188
----------------------------------------------------------------------------------------------------------------------------------
        5,000   Chino Valley Unified School District COP                                     5.000     09/01/2026           5,216
----------------------------------------------------------------------------------------------------------------------------------
    2,790,000   Chowchilla Redevel. Agency                                                   5.000     08/01/2037       2,893,844
----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   Chowchilla Redevel. Agency                                                   5.000     08/01/2037       1,892,927
----------------------------------------------------------------------------------------------------------------------------------
    2,670,000   Chula Vista Community Facilities District (Otay
                Ranch Village Seven)                                                         5.350     09/01/2036       2,752,717
----------------------------------------------------------------------------------------------------------------------------------


                    7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   2,525,000   Coalinga Regional Medical Center COP                                         5.125%    03/01/2032   $   2,489,903
----------------------------------------------------------------------------------------------------------------------------------
    1,825,000   Coalinga Regional Medical Center COP                                         5.750     09/01/2024       1,925,101
----------------------------------------------------------------------------------------------------------------------------------
    3,040,000   Coalinga Regional Medical Center COP                                         6.000     09/01/2034       3,197,654
----------------------------------------------------------------------------------------------------------------------------------
    2,195,000   Colton Community Facilities District Special Tax                             7.500     09/01/2020       2,340,221
----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   Commerce Community Devel. Corp. Tax Allocation                               6.000     08/01/2021       2,865,072
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Contra Costa County Public Financing Authority
                Tax Allocation                                                               5.850     08/01/2033          32,133
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Contra Costa Water District                                                  5.000     10/01/2022          25,094
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Corcoran Hospital District, Series A                                         5.000     08/01/2035       4,175,920
----------------------------------------------------------------------------------------------------------------------------------
    2,005,000   Corona Community Facilities District
                (Buchanan Street)                                                            5.150     09/01/2036       2,047,326
----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Corona-Norco Unified School District Community
                Facilities District No. 04-1                                                 5.200     09/01/2036       1,793,453
----------------------------------------------------------------------------------------------------------------------------------
    3,335,000   Davis Public Facilities Financing Authority
                (Mace Ranch Area)                                                            6.600     09/01/2025       3,431,115
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Downey Community Devel. Commission Tax
                Allocation (Downey Redevel.)                                                 5.125     08/01/2028         501,320
----------------------------------------------------------------------------------------------------------------------------------
    8,450,000   Duarte COP (Hope National Medical Center)                                    5.250     04/01/2031       8,670,038
----------------------------------------------------------------------------------------------------------------------------------
    3,280,000   East Palo Alto Redevel. Agency Tax Allocation
                (University Circle Gateway)                                                  6.625     10/01/2029       3,509,764
----------------------------------------------------------------------------------------------------------------------------------
      400,000   Eastern CA Municipal Water District                                          5.125     09/01/2035         406,324
----------------------------------------------------------------------------------------------------------------------------------
    3,740,000   Eastern CA Municipal Water District                                          5.250     09/01/2035       3,817,829
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                                       5.625     09/01/2034       1,533,165
----------------------------------------------------------------------------------------------------------------------------------
      425,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2003-25                                           5.000     09/01/2036         429,237
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Eastern CA Municipal Water District Community
                Facilities Special Tax No. 2004-26                                           5.000     09/01/2025          20,262
----------------------------------------------------------------------------------------------------------------------------------
      525,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915                                                                5.200     09/01/2036         535,841
----------------------------------------------------------------------------------------------------------------------------------
    1,725,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915                                                                5.500     09/02/2035       1,778,717
----------------------------------------------------------------------------------------------------------------------------------
    1,205,000   Eastern CA Municipal Water District Improvement
                Bond Act 1915 (Faircrest)                                                    5.250     09/01/2036       1,230,076
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   El Dorado County Special Tax                                                 5.250     09/01/2035       4,114,200
----------------------------------------------------------------------------------------------------------------------------------
    1,900,000   El Dorado County Special Tax                                                 5.350     09/01/2035       1,962,396
----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Escondido Special Tax Community Facilities
                District No. 01 (Eureka)                                                     5.100     09/01/2026       1,426,460
----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   Escondido Special Tax Community Facilities
                District No. 01 (Eureka)                                                     5.150     09/01/2036       2,859,108
----------------------------------------------------------------------------------------------------------------------------------
      700,000   Farmersville Unified School District COP                                     5.000     08/01/2026         733,313
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Fillmore Public Financing (Central City Redevel.)                            5.500     06/01/2031         101,766
----------------------------------------------------------------------------------------------------------------------------------
      570,000   Fillmore Redevel. Agency Tax Allocation                                      5.000     05/01/2014         580,271
----------------------------------------------------------------------------------------------------------------------------------
      760,000   Fillmore Redevel. Agency Tax Allocation                                      5.000     05/01/2015         772,776
----------------------------------------------------------------------------------------------------------------------------------
      935,000   Fillmore Redevel. Agency Tax Allocation                                      5.000     05/01/2016         949,567
----------------------------------------------------------------------------------------------------------------------------------
    1,080,000   Fillmore Redevel. Agency Tax Allocation                                      5.000     05/01/2017       1,095,919
----------------------------------------------------------------------------------------------------------------------------------
    1,135,000   Fillmore Redevel. Agency Tax Allocation                                      5.000     05/01/2018       1,149,131
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Fillmore Redevel. Agency Tax Allocation                                      5.125     05/01/2021       4,063,160
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Fillmore Redevel. Agency Tax Allocation                                      5.300     05/01/2023       3,077,700
----------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Fillmore Redevel. Agency Tax Allocation                                      5.375     05/01/2031      13,390,000
----------------------------------------------------------------------------------------------------------------------------------
    1,625,000   Folsom Special Tax Community Facilities
                District No. 10                                                              6.300     09/01/2012       1,723,004
----------------------------------------------------------------------------------------------------------------------------------


                    8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   8,500,000   Folsom Special Tax Community Facilities
                District No. 10                                                              6.875%    09/01/2019   $   9,074,855
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Folsom Special Tax Community Facilities
                District No. 14                                                              6.300     09/01/2032          53,652
----------------------------------------------------------------------------------------------------------------------------------
    2,615,000   Folsom Special Tax Community Facilities
                District No. 31                                                              5.000     09/01/2026       2,644,968
----------------------------------------------------------------------------------------------------------------------------------
    5,195,000   Folsom Special Tax Community Facilities
                District No. 31                                                              5.000     09/01/2036       5,246,794
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Fontana Redevel. Agency (Jurupa Hills)                                       5.500     10/01/2027          10,252
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Foothill Eastern Transportation Corridor Agency
                Toll Road                                                                    5.877 1   01/15/2030       2,716,800
----------------------------------------------------------------------------------------------------------------------------------
    5,100,000   Fremont Community Facilities District
                (Pacific Commons)                                                            5.375     09/01/2036       5,258,508
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Fremont Community Facilities District
                (Pacific Commons)                                                            6.250     09/01/2026          20,992
----------------------------------------------------------------------------------------------------------------------------------
    5,180,000   Fullerton Redevel. Agency COP                                                5.000     04/01/2034       5,425,325
----------------------------------------------------------------------------------------------------------------------------------
    1,675,000   Hawthorne Community Redevel. Agency Special Tax                              7.200     10/01/2025       1,736,087
----------------------------------------------------------------------------------------------------------------------------------
    1,180,000   Hawthorne Community Redevel. Agency Special Tax                              7.200     10/01/2025       1,223,035
----------------------------------------------------------------------------------------------------------------------------------
    1,165,000   Heber Public Utilities District (Heber Meadows)                              5.300     09/01/2035       1,205,705
----------------------------------------------------------------------------------------------------------------------------------
      785,000   Hemet Unified School District                                                5.125     09/01/2036         795,959
----------------------------------------------------------------------------------------------------------------------------------
    1,505,000   Hemet Unified School District                                                5.250     09/01/2035       1,544,220
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Hesperia Improvement Bond Act 1915                                           8.500     09/02/2024          52,175
----------------------------------------------------------------------------------------------------------------------------------
    1,370,000   Hesperia Public Financing Authority, Tranche A                               6.250     09/01/2035       1,375,823
----------------------------------------------------------------------------------------------------------------------------------
    3,375,000   Hesperia Public Financing Authority, Tranche B                               6.250     09/01/2035       3,389,344
----------------------------------------------------------------------------------------------------------------------------------
    3,355,000   Hesperia Public Financing Authority, Tranche C                               6.250     09/01/2035       3,369,259
----------------------------------------------------------------------------------------------------------------------------------
    1,070,000   Hesperia Unified School District 4                                           5.000     09/01/2030       1,078,089
----------------------------------------------------------------------------------------------------------------------------------
      855,000   Hesperia Unified School District 4                                           5.000     09/01/2037         860,780
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Hesperia Unified School District COP                                         5.000     02/01/2041       5,252,900
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Huntington Park Public Financing Authority,
                Series A 2                                                                   6.200     10/01/2025       3,075,900
----------------------------------------------------------------------------------------------------------------------------------
      870,000   Imperial County Special Tax                                                  5.000     09/01/2026         873,489
----------------------------------------------------------------------------------------------------------------------------------
    1,070,000   Imperial County Special Tax                                                  5.000     09/01/2037       1,076,677
----------------------------------------------------------------------------------------------------------------------------------
    3,385,000   Imperial County Special Tax                                                  5.000     09/01/2037       3,406,122
----------------------------------------------------------------------------------------------------------------------------------
      295,000   Imperial County Special Tax                                                  5.000     09/01/2037         296,841
----------------------------------------------------------------------------------------------------------------------------------
    1,550,000   Imperial County Special Tax                                                  5.100     09/01/2037       1,571,158
----------------------------------------------------------------------------------------------------------------------------------
    3,710,000   Imperial County Special Tax                                                  5.125     09/01/2037       3,742,351
----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Independent Cities Lease Finance Authority (Caritas)                         5.200     08/15/2045       7,345,380
----------------------------------------------------------------------------------------------------------------------------------
      130,000   Independent Cities Lease Finance Authority (El
                Granada Mobile Home Park)                                                    6.000     05/15/2034         138,148
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Independent Cities Lease Finance Authority (San
                Juan Mobile Estates)                                                         5.125     05/15/2041       3,096,330
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Independent Cities Lease Finance Authority (San
                Juan Mobile Estates)                                                         5.450     05/15/2026         510,905
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Independent Cities Lease Finance Authority (San
                Juan Mobile Estates)                                                         5.850     05/15/2041       1,138,907
----------------------------------------------------------------------------------------------------------------------------------
    2,445,000   Indio Community Facilities District Special Tax                              5.200     09/01/2027       2,484,071
----------------------------------------------------------------------------------------------------------------------------------
    2,215,000   Indio Community Facilities District Special Tax                              5.250     09/01/2027       2,250,351
----------------------------------------------------------------------------------------------------------------------------------
    2,520,000   Indio Community Facilities District Special Tax                              5.250     09/01/2036       2,564,932
----------------------------------------------------------------------------------------------------------------------------------
    4,095,000   Indio Community Facilities District Special Tax                              5.250     09/01/2036       4,168,014
----------------------------------------------------------------------------------------------------------------------------------
      295,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                               5.000     09/01/2020         299,711
----------------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     310,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                               5.000%    09/01/2021   $     314,253
----------------------------------------------------------------------------------------------------------------------------------
      645,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                               5.050     09/01/2026         654,791
----------------------------------------------------------------------------------------------------------------------------------
    2,885,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                               5.125     09/01/2036       2,940,565
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2003-03                                                         6.125     09/02/2029       2,185,180
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2003-5 (Sunburst)                                               5.875     09/02/2029          26,701
----------------------------------------------------------------------------------------------------------------------------------
    2,820,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2004-03                                                         5.500     09/02/2030       2,966,302
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio Public Financing Authority                                             6.100     09/02/2029       2,188,240
----------------------------------------------------------------------------------------------------------------------------------
    4,250,000   Indio Redevel. Agency Tax, Series B                                          6.500     08/15/2034       4,680,100
----------------------------------------------------------------------------------------------------------------------------------
      305,000   Industry COP                                                                 5.300     08/01/2019         315,275
----------------------------------------------------------------------------------------------------------------------------------
      900,000   Irvine Improvement Bond Act 1915                                             5.100     09/02/2024         917,577
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Irvine Improvement Bond Act 1915                                             5.625     09/02/2024          10,321
----------------------------------------------------------------------------------------------------------------------------------
      700,000   Jurupa Community Services District Special Tax                               5.000     09/01/2027         710,129
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Jurupa Community Services District Special Tax                               5.000     09/01/2036       2,019,940
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Jurupa Community Services District Special Tax                               5.000     09/01/2036       2,019,940
----------------------------------------------------------------------------------------------------------------------------------
    1,540,000   Jurupa Unified School District                                               5.450     09/01/2035       1,572,802
----------------------------------------------------------------------------------------------------------------------------------
        5,000   King Community Devel. Agency (King City Redevel.)                            6.400     09/01/2009           5,000
----------------------------------------------------------------------------------------------------------------------------------
       50,000   King Community Devel. Agency (King City Redevel.)                            6.750     09/01/2016          50,111
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Kingsburg Public Financing Authority                                         8.000     09/15/2021          30,069
----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   La Verne COP (Bethren Hillcrest Homes)                                       6.625     02/15/2025       4,938,750
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000   Laguna Beach Improvement Bond Act 1915
                Underground Utility Assessment 06-1                                          5.500     09/02/2022       1,301,118
----------------------------------------------------------------------------------------------------------------------------------
    2,020,000   Lake Elsinore Community Facilities District No.
                2006- 2 Special Tax (Viscaya)                                                5.400     09/01/2036       2,082,903
----------------------------------------------------------------------------------------------------------------------------------
    1,665,000   Lake Elsinore Public Financing Authority, Series F                           7.100     09/01/2020       1,714,384
----------------------------------------------------------------------------------------------------------------------------------
    1,325,000   Lake Elsinore Special Tax                                                    5.150     09/01/2036       1,347,976
----------------------------------------------------------------------------------------------------------------------------------
      980,000   Lake Elsinore Special Tax                                                    5.200     09/01/2026       1,001,197
----------------------------------------------------------------------------------------------------------------------------------
      920,000   Lake Elsinore Special Tax                                                    5.200     09/01/2026         937,057
----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   Lake Elsinore Special Tax                                                    5.250     09/01/2037       2,865,660
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Lake Elsinore Special Tax                                                    5.350     09/01/2036       1,132,505
----------------------------------------------------------------------------------------------------------------------------------
    1,210,000   Lake Elsinore Special Tax                                                    5.350     09/01/2036       1,245,756
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lake Elsinore Special Tax                                                    5.450     09/01/2036       2,071,320
----------------------------------------------------------------------------------------------------------------------------------
    1,170,000   Lake Elsinore Unified School District                                        5.000     09/01/2037       1,177,605
----------------------------------------------------------------------------------------------------------------------------------
    3,430,000   Lake Elsinore Unified School District                                        5.350     09/01/2035       3,502,510
----------------------------------------------------------------------------------------------------------------------------------
    1,220,000   Lake Elsinore Unified School District                                        5.350     09/01/2035       1,245,791
----------------------------------------------------------------------------------------------------------------------------------
    1,240,000   Lake Elsinore Unified School District                                        5.400     09/01/2035       1,266,424
----------------------------------------------------------------------------------------------------------------------------------
    1,800,000   Lathrop Financing Authority (Water Supply)                                   6.000     06/01/2035       1,908,360
----------------------------------------------------------------------------------------------------------------------------------
    3,430,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                                           5.100     09/02/2035       3,470,303
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                                           6.000     09/02/2022          51,640
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                                           6.125     09/02/2028          20,712
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                                           6.125     09/02/2033          31,013
----------------------------------------------------------------------------------------------------------------------------------
    4,490,000   Lathrop Special Tax Community Facilities
                District No. 03-2                                                            7.000     09/01/2033       4,704,218
----------------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     475,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.000%    09/01/2015   $     486,514
----------------------------------------------------------------------------------------------------------------------------------
      445,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.000     09/01/2016         453,789
----------------------------------------------------------------------------------------------------------------------------------
      670,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.125     09/01/2017         689,490
----------------------------------------------------------------------------------------------------------------------------------
      800,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.125     09/01/2018         822,360
----------------------------------------------------------------------------------------------------------------------------------
    1,015,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.200     09/01/2019       1,046,262
----------------------------------------------------------------------------------------------------------------------------------
      505,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.250     09/01/2021         519,418
----------------------------------------------------------------------------------------------------------------------------------
    2,680,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.300     09/01/2026       2,750,270
----------------------------------------------------------------------------------------------------------------------------------
   15,305,000   Lathrop Special Tax Community Facilities
                District No. 06-1                                                            5.375     09/01/2036      15,710,736
----------------------------------------------------------------------------------------------------------------------------------
       75,000   Lee Lake Water District Community Facilities
                District No. 1 (Sycamore Creek)                                              6.000     09/01/2033          80,865
----------------------------------------------------------------------------------------------------------------------------------
      635,000   Lincoln Special Tax                                                          5.000     09/01/2026         642,277
----------------------------------------------------------------------------------------------------------------------------------
    1,565,000   Lincoln Special Tax                                                          5.000     09/01/2036       1,574,766
----------------------------------------------------------------------------------------------------------------------------------
      680,000   Lincoln Special Tax                                                          5.900     09/01/2024         709,240
----------------------------------------------------------------------------------------------------------------------------------
      905,000   Lincoln Special Tax                                                          5.950     09/01/2028         944,458
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Lincoln Special Tax                                                          6.000     09/01/2034          20,816
----------------------------------------------------------------------------------------------------------------------------------
    1,305,000   Lindsay Redevel. Agency                                                      5.000     08/01/2025       1,359,980
----------------------------------------------------------------------------------------------------------------------------------
    2,290,000   Lindsay Redevel. Agency                                                      5.000     08/01/2035       2,378,440
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lindsay Redevel. Agency                                                      5.000     08/01/2037       2,103,940
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Loma Linda Collateralized Loan (Redlands)                                    7.375     06/01/2009          25,714
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Bond Finance Authority
                (Aquarium of the South Pacific)                                              5.000     11/01/2026          26,086
----------------------------------------------------------------------------------------------------------------------------------
   10,770,000   Long Beach Bond Finance Authority
                (Hsg. & Gas Utility)                                                         5.000     08/01/2035      11,315,177
----------------------------------------------------------------------------------------------------------------------------------
      150,000   Long Beach Special Tax (Towne Center)                                        6.875     10/01/2025         152,897
----------------------------------------------------------------------------------------------------------------------------------
      140,000   Los Angeles Community Redevel. Agency
                (Angelus Plaza)                                                              6.400     07/01/2023         142,990
----------------------------------------------------------------------------------------------------------------------------------
    1,640,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                                       5.850     12/01/2026       1,652,152
----------------------------------------------------------------------------------------------------------------------------------
    2,720,000   Los Angeles Community Redevel. Agency
                (Manchester Social Services)                                                 5.000     09/01/2037       2,858,856
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Los Angeles Community Redevel. Agency
                (The Alexandria)                                                             4.900     08/15/2039       5,150,500
----------------------------------------------------------------------------------------------------------------------------------
      200,000   Los Angeles Dept. of Water & Power, Series A                                 5.125     07/01/2041         206,934
----------------------------------------------------------------------------------------------------------------------------------
   17,585,000   Los Angeles Harbor Dept. 7                                                   5.000     08/01/2025      18,706,208
----------------------------------------------------------------------------------------------------------------------------------
   18,495,000   Los Angeles Harbor Dept. 7                                                   5.000     08/01/2026      19,656,523
----------------------------------------------------------------------------------------------------------------------------------
    5,230,000   Los Angeles Hsg. (Park Plaza)                                                5.500     01/20/2043       5,477,170
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Los Angeles IDA (Santee Court Parking Facility)                              5.000     12/01/2020       1,562,625
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Los Angeles IDA (Santee Court Parking Facility)                              5.000     12/01/2027       1,143,538
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 9,10                                                       8.800     11/15/2021          24,875
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------


                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Los Angeles Unified School District 7                                        5.625%    07/01/2015   $   5,307,375
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Los Angeles Unified School District 7                                        5.625     07/01/2016       5,307,375
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Los Angeles Unified School District 7                                        5.625     07/01/2017       3,184,425
----------------------------------------------------------------------------------------------------------------------------------
    9,500,000   Los Angeles Water & Power System 7                                           5.000     07/01/2019       9,658,460
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Los Banos COP 2                                                              6.000     12/01/2019          25,026
----------------------------------------------------------------------------------------------------------------------------------
       15,000   Los Gatos Union School District                                              5.000     08/01/2024          15,646
----------------------------------------------------------------------------------------------------------------------------------
   18,200,000   M-S-R Public Power Agency (San Juan) 7                                       4.200     07/01/2017      18,491,109
----------------------------------------------------------------------------------------------------------------------------------
       65,000   M-S-R Public Power Agency (San Juan)                                         6.000     07/01/2022          68,533
----------------------------------------------------------------------------------------------------------------------------------
      135,000   Madera County COP (Valley Children's Hospital)                               5.750     03/15/2028         135,919
----------------------------------------------------------------------------------------------------------------------------------
      925,000   Madera Special Tax                                                           5.000     09/01/2036         927,331
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Marina Community Facilities District Special Tax                             6.250     09/01/2023          51,794
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Mendocino Coast Healthcare District                                          5.875     02/01/2020         101,130
----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Mendota Joint Powers Financing Authority
                Wastewater 6                                                                 5.150     07/01/2035       1,403,614
----------------------------------------------------------------------------------------------------------------------------------
      610,000   Menifee Union School District Special Tax                                    5.000     09/01/2026         614,715
----------------------------------------------------------------------------------------------------------------------------------
    3,520,000   Menifee Union School District Special Tax                                    5.000     09/01/2036       3,541,965
----------------------------------------------------------------------------------------------------------------------------------
      915,000   Menifee Union School District Special Tax                                    5.200     09/01/2030         934,078
----------------------------------------------------------------------------------------------------------------------------------
      400,000   Menifee Union School District Special Tax                                    5.200     09/01/2035         408,156
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Menifee Union School District Special Tax                                    5.250     09/01/2035         510,405
----------------------------------------------------------------------------------------------------------------------------------
    1,010,000   Menifee Union School District Special Tax                                    5.250     09/01/2036       1,031,018
----------------------------------------------------------------------------------------------------------------------------------
      690,000   Menifee Union School District Special Tax                                    5.500     09/01/2034         704,952
----------------------------------------------------------------------------------------------------------------------------------
      385,000   Menifee Union School District Special Tax                                    5.500     09/01/2034         393,343
----------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Merced Irrigation District 7                                                 5.250     09/01/2036      14,022,060
----------------------------------------------------------------------------------------------------------------------------------
    2,930,000   Merced Special Tax                                                           5.000     09/01/2036       2,981,216
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Merced Special Tax                                                           5.100     09/01/2035         506,230
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Metropolitan Water District of Southern CA,
                Series A                                                                     5.000     07/01/2037          25,373
----------------------------------------------------------------------------------------------------------------------------------
    1,785,000   Mission Springs Water District                                               5.200     09/02/2032       1,826,965
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Mission Viejo Community Devel. (City Hall
                Construction/Library)                                                        5.000     05/01/2028          25,772
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Modesto Health Facility (Sutter Health/Alta Bates Medical
                Center/Berkeley Long-Term Care Company Obligated Group)                      5.250     06/01/2021          51,051
----------------------------------------------------------------------------------------------------------------------------------
      460,000   Modesto Irrigation District COP                                              5.300     07/01/2022         460,524
----------------------------------------------------------------------------------------------------------------------------------
       15,000   Modesto Multifamily Hsg. (Valley Oak)                                        5.450     05/01/2028          15,334
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Modesto Special Tax Community Facilities District No. 4                      5.150     09/01/2036       3,074,670
----------------------------------------------------------------------------------------------------------------------------------
    4,250,000   Moorpark Community Facilities District No. 2004-1
                (Moorpark Highlands)                                                         5.300     09/01/2038       4,380,815
----------------------------------------------------------------------------------------------------------------------------------
      815,000   Moreno Valley Unified School District Community
                Facilities District                                                          5.000     09/01/2036         823,126
----------------------------------------------------------------------------------------------------------------------------------
    1,475,000   Moreno Valley Unified School District Community
                Facilities District                                                          5.150     09/01/2035       1,498,379
----------------------------------------------------------------------------------------------------------------------------------
      680,000   Moreno Valley Unified School District Community
                Facilities District                                                          5.200     09/01/2036         694,042
----------------------------------------------------------------------------------------------------------------------------------


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     100,000   Mountain View Los Altos Union High School
                District COP                                                                 5.250%    08/01/2040   $     100,320
----------------------------------------------------------------------------------------------------------------------------------
      700,000   Murrieta Community Facilities District Special Tax
                (Bremerton)                                                                  5.625     09/01/2034         731,444
----------------------------------------------------------------------------------------------------------------------------------
    1,810,000   Murrieta Community Facilities District Special Tax
                (Creekside Village)                                                          5.200     09/01/2035       1,838,073
----------------------------------------------------------------------------------------------------------------------------------
      240,000   Murrieta Community Facilities District Special Tax
                (Meadowlane/Amberwalk)                                                       5.125     09/01/2035         241,884
----------------------------------------------------------------------------------------------------------------------------------
      875,000   Murrieta Community Facilities District Special Tax
                (Murrieta Fields)                                                            5.250     09/01/2035         890,601
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Murrieta Community Facilities District Special Tax
                (Murrieta Springs)                                                           5.500     09/01/2034       2,562,200
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Murrieta Valley Unified School District Special Tax                          5.250     09/01/2037          25,520
----------------------------------------------------------------------------------------------------------------------------------
      370,000   Murrieta Valley Unified School District Special Tax                          5.375     09/01/2026         377,814
----------------------------------------------------------------------------------------------------------------------------------
      680,000   Murrieta Valley Unified School District Special Tax                          5.450     09/01/2038         694,457
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Murrieta Water Public Financing Authority                                    6.600     10/01/2016          25,263
----------------------------------------------------------------------------------------------------------------------------------
    1,020,000   Napa-Vallejo Waste Management Authority
                (Solid Waste Transfer Facility)                                              5.300     02/15/2012       1,045,102
----------------------------------------------------------------------------------------------------------------------------------
      300,000   Northern CA Power Agency (Hydroelectric)                                     5.000     07/01/2028         306,276
----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   Northern CA Power Agency (Hydroelectric) 6                                   5.125     07/01/2023       1,048,606
----------------------------------------------------------------------------------------------------------------------------------
   22,770,000   Northern CA Tobacco Securitization Authority
                (TASC) 6                                                                     5.500     06/01/2045      23,489,532
----------------------------------------------------------------------------------------------------------------------------------
  157,335,000   Northern CA Tobacco Securitization Authority
                (TASC) 6                                                                     6.700 1   06/01/2045      13,342,008
----------------------------------------------------------------------------------------------------------------------------------
   14,315,000   Northstar Community Services District 6                                      5.000     09/01/2037      14,466,739
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Northstar Community Services District 6                                      5.550     09/01/2036       6,207,420
----------------------------------------------------------------------------------------------------------------------------------
      900,000   Oakley Public Finance Authority                                              5.200     09/02/2026         927,117
----------------------------------------------------------------------------------------------------------------------------------
    4,445,000   Oakley Public Finance Authority                                              5.250     09/02/2036       4,578,839
----------------------------------------------------------------------------------------------------------------------------------
    4,060,000   Orange Unified School District 6                                             5.375     09/01/2036       4,146,153
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Oxnard School District                                                       5.000     08/01/2031          30,989
----------------------------------------------------------------------------------------------------------------------------------
    1,555,000   Palm Desert Financing Authority                                              5.000 1   08/01/2014       1,114,142
----------------------------------------------------------------------------------------------------------------------------------
      440,000   Palm Desert Financing Authority                                              5.050 1   08/01/2015         300,947
----------------------------------------------------------------------------------------------------------------------------------
      390,000   Palm Desert Financing Authority                                              5.100 1   08/01/2016         253,598
----------------------------------------------------------------------------------------------------------------------------------
      230,000   Palm Desert Financing Authority                                              5.650 1   04/01/2018         132,998
----------------------------------------------------------------------------------------------------------------------------------
    1,020,000   Palm Desert Financing Authority                                              5.650 1   08/01/2018         580,064
----------------------------------------------------------------------------------------------------------------------------------
      265,000   Palm Desert Financing Authority                                              5.750 1   04/01/2019         142,909
----------------------------------------------------------------------------------------------------------------------------------
    1,165,000   Palm Desert Financing Authority                                              5.750 1   08/01/2019         617,834
----------------------------------------------------------------------------------------------------------------------------------
      305,000   Palm Desert Financing Authority                                              5.850 1   04/01/2020         154,007
----------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Palm Desert Financing Authority                                              5.850 1   08/01/2020         650,376
----------------------------------------------------------------------------------------------------------------------------------
      340,000   Palm Desert Financing Authority                                              5.950 1   04/01/2021         159,684
----------------------------------------------------------------------------------------------------------------------------------
    1,450,000   Palm Desert Financing Authority                                              5.950 1   08/01/2021         669,335
----------------------------------------------------------------------------------------------------------------------------------
      380,000   Palm Desert Financing Authority                                              6.000 1   04/01/2022         166,569
----------------------------------------------------------------------------------------------------------------------------------
    1,605,000   Palm Desert Financing Authority                                              6.000 1   08/01/2022         691,274
----------------------------------------------------------------------------------------------------------------------------------
      395,000   Palm Desert Financing Authority                                              6.010 1   04/01/2023         163,234
----------------------------------------------------------------------------------------------------------------------------------
    1,755,000   Palm Desert Financing Authority                                              6.010 1   08/01/2023         712,653
----------------------------------------------------------------------------------------------------------------------------------
      410,000   Palm Desert Financing Authority                                              6.020 1   04/01/2024         159,707
----------------------------------------------------------------------------------------------------------------------------------
    1,910,000   Palm Desert Financing Authority                                              6.020 1   08/01/2024         731,091
----------------------------------------------------------------------------------------------------------------------------------


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     430,000   Palm Desert Financing Authority                                              6.030% 1  04/01/2025   $     157,440
----------------------------------------------------------------------------------------------------------------------------------
    2,070,000   Palm Desert Financing Authority                                              6.030 1   08/01/2025         744,703
----------------------------------------------------------------------------------------------------------------------------------
      445,000   Palm Desert Financing Authority                                              6.040 1   04/01/2026         153,120
----------------------------------------------------------------------------------------------------------------------------------
    2,235,000   Palm Desert Financing Authority                                              6.040 1   08/01/2026         755,586
----------------------------------------------------------------------------------------------------------------------------------
      465,000   Palm Desert Financing Authority                                              6.050 1   04/01/2027         150,730
----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Palm Desert Financing Authority                                              6.050 1   08/01/2027         445,886
----------------------------------------------------------------------------------------------------------------------------------
      480,000   Palm Desert Financing Authority                                              6.060 1   04/01/2028         146,035
----------------------------------------------------------------------------------------------------------------------------------
    1,415,000   Palm Desert Financing Authority                                              6.060 1   08/01/2028         422,944
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Palm Desert Financing Authority                                              6.070 1   04/01/2029         142,875
----------------------------------------------------------------------------------------------------------------------------------
    1,370,000   Palm Desert Financing Authority                                              6.070 1   08/01/2029         384,586
----------------------------------------------------------------------------------------------------------------------------------
      520,000   Palm Desert Financing Authority                                              6.080 1   04/01/2030         139,656
----------------------------------------------------------------------------------------------------------------------------------
    1,430,000   Palm Desert Financing Authority                                              6.080 1   08/01/2030         377,277
----------------------------------------------------------------------------------------------------------------------------------
      540,000   Palm Desert Financing Authority                                              6.090 1   04/01/2031         136,399
----------------------------------------------------------------------------------------------------------------------------------
    1,495,000   Palm Desert Financing Authority 6                                            6.090 1   08/01/2031         370,954
----------------------------------------------------------------------------------------------------------------------------------
      560,000   Palm Desert Financing Authority                                              6.100 1   04/01/2032         132,888
----------------------------------------------------------------------------------------------------------------------------------
    1,560,000   Palm Desert Financing Authority 6                                            6.100 1   08/01/2032         363,652
----------------------------------------------------------------------------------------------------------------------------------
      580,000   Palm Desert Financing Authority                                              6.100 1   04/01/2033         129,723
----------------------------------------------------------------------------------------------------------------------------------
    1,625,000   Palm Desert Financing Authority 6                                            6.100 1   08/01/2033         357,029
----------------------------------------------------------------------------------------------------------------------------------
      590,000   Palm Desert Financing Authority                                              6.100 1   04/01/2034         124,366
----------------------------------------------------------------------------------------------------------------------------------
    1,705,000   Palm Desert Financing Authority 6                                            6.100 1   08/01/2034         353,071
----------------------------------------------------------------------------------------------------------------------------------
    2,075,000   Palm Desert Financing Authority 6                                            6.100 1   08/01/2035         404,272
----------------------------------------------------------------------------------------------------------------------------------
    2,325,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                                        5.250     09/01/2026       2,386,101
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                                        5.450     09/01/2032       6,186,420
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                                        5.500     09/01/2036       8,249,040
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Palm Springs Airport Passenger Facilities (Palm
                Springs International Airport) 6                                             5.450     07/01/2020         515,795
----------------------------------------------------------------------------------------------------------------------------------
    2,685,000   Palm Springs Airport Passenger Facilities (Palm
                Springs International Airport) 6                                             5.550     07/01/2028       2,754,810
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Palm Springs Financing Authority (Palm Springs
                Regional Airport)                                                            5.250     01/01/2028          20,498
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Palm Springs Improvement Bond Act 1915                                       5.550     09/02/2023          10,427
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Palmdale Community Facilities District Special Tax                           5.400     09/01/2035         103,969
----------------------------------------------------------------------------------------------------------------------------------
    5,765,000   Palmdale Community Facilities District Special Tax                           6.250     09/01/2035       6,253,699
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                                                       5.750     09/02/2022          20,481
----------------------------------------------------------------------------------------------------------------------------------
      120,000   Perris Community Facilities District (May Farms)                             5.150     09/01/2035         122,744
----------------------------------------------------------------------------------------------------------------------------------
    1,390,000   Perris Community Facilities District Special Tax                             5.300     09/01/2035       1,438,567
----------------------------------------------------------------------------------------------------------------------------------
    2,115,000   Perris Community Facilities District Special Tax                             5.300     09/01/2035       2,171,048
----------------------------------------------------------------------------------------------------------------------------------
    2,085,000   Perris Community Facilities District Special Tax
                (Amber Oaks)                                                                 6.000     09/01/2034       2,262,746
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                                            6.250     09/01/2033       2,733,575
----------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Perris Community Facilities District Special Tax,
                Series A                                                                     5.750     09/01/2035       1,398,098
----------------------------------------------------------------------------------------------------------------------------------


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
  $ 3,605,000   Perris Community Facilities District Special Tax,
                Series B                                                                     6.000%    09/01/2034   $   3,912,326
----------------------------------------------------------------------------------------------------------------------------------
    4,350,000   Perris Public Financing Authority                                            5.350     10/01/2036       4,479,891
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Perris Public Financing Authority, Series A                                  6.000     09/01/2023          10,833
----------------------------------------------------------------------------------------------------------------------------------
       80,000   Perris Public Financing Authority, Series A                                  6.125     09/01/2034          87,509
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Perris Public Financing Authority, Series A                                  6.250     09/01/2033       1,366,788
----------------------------------------------------------------------------------------------------------------------------------
       95,000   Pittsburg Infrastructure Financing Authority, Series A                       5.600     09/02/2024          98,352
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Pomona (Single Family Mtg.), Series B                                        7.500     08/01/2023         655,925
----------------------------------------------------------------------------------------------------------------------------------
    1,155,000   Pomona Public Financing Authority                                            5.000     02/01/2026       1,191,359
----------------------------------------------------------------------------------------------------------------------------------
   10,650,000   Port of Oakland, Series G 7                                                  5.375     11/01/2025      10,926,693
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Port of Oakland, Series K 7                                                  5.750     11/01/2015       5,264,775
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Port of Oakland, Series K 7                                                  5.875     11/01/2017       5,282,350
----------------------------------------------------------------------------------------------------------------------------------
   20,100,000   Port of Oakland, Series L 7                                                  5.000     11/01/2032      20,772,948
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port of Oakland, Series L                                                    5.000     11/01/2023          25,887
----------------------------------------------------------------------------------------------------------------------------------
      255,000   Port of Oakland, Series l                                                    5.000     11/01/2032         263,537
----------------------------------------------------------------------------------------------------------------------------------
    9,720,000   Port of Oakland, Series N 7                                                  5.000     11/01/2022      10,074,343
----------------------------------------------------------------------------------------------------------------------------------
      750,000   Poway Hsg. (Poinsetta Mobile Home Park) 6                                    5.000     05/01/2023         769,388
----------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Poway Unified School District Special Tax
                Community Facilities District No. 14                                         5.250     09/01/2036       7,714,125
----------------------------------------------------------------------------------------------------------------------------------
    5,250,000   Poway Unified School District Special Tax
                Community Facilities District No. 14                                         5.250     09/01/2036       5,399,888
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Cordova Community Facilities District
                Special Tax (Sunridge Anatolia)                                              6.100     09/01/2037          20,497
----------------------------------------------------------------------------------------------------------------------------------
      600,000   Rancho Cucamonga Community Facilities District
                Special Tax (Amador)                                                         5.000     09/01/2027         606,432
----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   Rancho Cucamonga Community Facilities District
                Special Tax (Amador)                                                         5.000     09/01/2037       1,272,562
----------------------------------------------------------------------------------------------------------------------------------
   13,585,000   Rancho Cucamonga Community Facilities District
                Special Tax (Etiwanda)                                                       5.375     09/01/2036      14,006,950
----------------------------------------------------------------------------------------------------------------------------------
      570,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                                       5.000     09/01/2027         576,110
----------------------------------------------------------------------------------------------------------------------------------
    1,120,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                                       5.000     09/01/2037       1,131,166
----------------------------------------------------------------------------------------------------------------------------------
    2,400,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                                       5.375     09/01/2036       2,474,544
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Mirage Improvement Bond Act 1915                                      5.750     09/02/2026          25,798
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Santa Fe Community Services District
                Special Tax                                                                  6.600     09/01/2023          21,141
----------------------------------------------------------------------------------------------------------------------------------
    2,770,000   Redding Electric System COP RIBS 6                                           8.903 3   07/08/2022       3,810,163
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Redding Improvement Bond Act 1915
                (Tierra Oaks Assessment District 1993-1)                                     7.000     09/02/2012          10,033
----------------------------------------------------------------------------------------------------------------------------------
      500,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                                          5.250     09/01/2026         515,030
----------------------------------------------------------------------------------------------------------------------------------
    1,490,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                                          5.350     09/01/2036       1,536,160
----------------------------------------------------------------------------------------------------------------------------------


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      25,000   Richgrove School District                                                    6.375%    07/01/2018   $      25,069
----------------------------------------------------------------------------------------------------------------------------------
    2,660,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                               5.000     12/15/2026       2,704,821
----------------------------------------------------------------------------------------------------------------------------------
    2,165,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                               5.000     12/15/2033       2,190,785
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Rio Elementary School District                                               5.200     09/01/2035       5,086,550
----------------------------------------------------------------------------------------------------------------------------------
    7,780,000   Rio Vista Community Facilities District
                Special Tax No. 1                                                            5.125     09/01/2036       7,855,233
----------------------------------------------------------------------------------------------------------------------------------
      100,000   River Islands Public Financing Authority                                     6.000     09/01/2027         103,424
----------------------------------------------------------------------------------------------------------------------------------
    2,780,000   Riverbank Redevel. Agency (Riverbank
                Reinvestment)                                                                5.000     08/01/2032       2,863,011
----------------------------------------------------------------------------------------------------------------------------------
      700,000   Riverbank Redevel. Agency (Riverbank
                Reinvestment)                                                                5.000     08/01/2032         720,902
----------------------------------------------------------------------------------------------------------------------------------
    3,545,000   Riverbank Redevel. Agency (Riverbank
                Reinvestment)                                                                5.000     08/01/2037       3,639,191
----------------------------------------------------------------------------------------------------------------------------------
      890,000   Riverbank Redevel. Agency (Riverbank
                Reinvestment)                                                                5.000     08/01/2037         913,647
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Riverside County Community Facilities District
                Special Tax                                                                  5.600     09/01/2019          25,786
----------------------------------------------------------------------------------------------------------------------------------
   17,500,000   Riverside County Public Financing Authority 6                                5.000     10/01/2035      18,376,050
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Riverside Improvement Bond Act 1915
                (Hunter Park Assessment District)                                            5.200     09/02/2036       1,543,290
----------------------------------------------------------------------------------------------------------------------------------
      335,000   Riverside Improvement Bond Act 1915
                (Sycamore Canyon Assessment District)                                        8.500     09/02/2012         339,318
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Riverside Special Tax Community Facilities
                District No. 92-1, Series A                                                  5.300     09/01/2034       2,066,040
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside Unified School District                                            5.250     09/01/2035       1,026,060
----------------------------------------------------------------------------------------------------------------------------------
    1,535,000   Riverside Unified School District                                            5.250     09/01/2035       1,578,824
----------------------------------------------------------------------------------------------------------------------------------
       25,000   Riverside Unified School District                                            5.500     09/01/2032          25,713
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Rohnert Park Sewer System COP                                                5.000     06/01/2036       3,151,440
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Romoland School District Special Tax                                         5.375     09/01/2038       2,060,780
----------------------------------------------------------------------------------------------------------------------------------
    7,745,000   Roseville Special Tax                                                        5.050     09/01/2030       7,873,567
----------------------------------------------------------------------------------------------------------------------------------
    1,115,000   Roseville Special Tax (Diamond Creek) 4                                      5.000     09/01/2026       1,119,839
----------------------------------------------------------------------------------------------------------------------------------
    4,850,000   Roseville Special Tax (Diamond Creek) 4                                      5.000     09/01/2037       4,863,289
----------------------------------------------------------------------------------------------------------------------------------
    8,135,000   Roseville Special Tax (Fiddyment Ranch)                                      5.250     09/01/2036       8,367,254
----------------------------------------------------------------------------------------------------------------------------------
    3,445,000   Roseville Special Tax (Stone Point)                                          5.250     09/01/2036       3,543,355
----------------------------------------------------------------------------------------------------------------------------------
      235,000   Sacramento City Financing Authority
                (Convention Center Hotel)                                                    6.250     01/01/2030         244,362
----------------------------------------------------------------------------------------------------------------------------------
       35,000   Sacramento County Airport System, Series B                                   5.750     07/01/2024          35,054
----------------------------------------------------------------------------------------------------------------------------------
   30,505,000   Sacramento County Sanitation District Financing
                Authority                                                                    4.121 8   12/01/2035      30,535,505
----------------------------------------------------------------------------------------------------------------------------------
  148,995,000   Sacramento County Sanitation District Financing
                Authority 7                                                                  4.121     12/01/2035     149,143,995
----------------------------------------------------------------------------------------------------------------------------------
       75,000   Sacramento Health Facility (Center for Aids
                Research Education and Services)                                             5.300     01/01/2024          76,613
----------------------------------------------------------------------------------------------------------------------------------
   12,580,000   Sacramento Hsg. Authority (Northpointe
                Park Apartments) 7                                                           5.000     06/01/2037      12,969,099
----------------------------------------------------------------------------------------------------------------------------------


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$       5,000   Sacramento Municipal Utility District                                        5.000%    08/15/2028   $       5,191
----------------------------------------------------------------------------------------------------------------------------------
      125,000   San Bernardino County COP (Medical Center
                Financing) 6                                                                 5.500     08/01/2024         125,168
----------------------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers Financing Authority
                (California Dept. of Transportation Lease)                                   5.500     12/01/2020         151,629
----------------------------------------------------------------------------------------------------------------------------------
    1,850,000   San Bernardino Joint Powers Financing Authority
                (Tax Allocation) 2                                                           6.625     04/01/2026       2,028,414
----------------------------------------------------------------------------------------------------------------------------------
    1,410,000   San Bernardino Mountains Community Hospital
                District COP 2                                                               5.000     02/01/2027       1,402,710
----------------------------------------------------------------------------------------------------------------------------------
    3,235,000   San Bernardino Mountains Community Hospital
                District COP 2                                                               5.000     02/01/2037       3,209,476
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   San Bernardino Redevel. (San Sevaine)                                        5.000     09/01/2035       5,194,800
----------------------------------------------------------------------------------------------------------------------------------
    1,225,000   San Diego County COP 6                                                       5.700     02/01/2028       1,234,286
----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   San Diego County COP (Developmental Service
                Foundation)                                                                  5.500     09/01/2027       3,892,575
----------------------------------------------------------------------------------------------------------------------------------
    1,775,000   San Diego County Redevel. Agency (Gillespie Field)                           5.400     12/01/2025       1,794,951
----------------------------------------------------------------------------------------------------------------------------------
    6,645,000   San Diego County Redevel. Agency (Gillespie Field)                           5.750     12/01/2032       6,750,323
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Hsg. Authority (Park Crest Properties)                             5.450     08/20/2040          35,885
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Improvement Bond Act 1915                                          6.200     09/02/2033          35,205
----------------------------------------------------------------------------------------------------------------------------------
       15,000   San Diego Public Facilities Financing Authority                              5.000     05/15/2029          15,438
----------------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities Financing Authority                              5.250     05/15/2027          50,550
----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Diego Public Facilities Financing Authority                              5.250     05/15/2027         101,100
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Public Facilities Financing Authority,
                Series B 6                                                                   5.000     05/15/2029          35,950
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   San Diego Sewer 6                                                            5.000     05/15/2023       1,000,870
----------------------------------------------------------------------------------------------------------------------------------
    1,650,000   San Diego Sewer, Series A 6                                                  5.000     05/15/2023       1,650,677
----------------------------------------------------------------------------------------------------------------------------------
    2,765,000   San Diego Sewer, Series A 6                                                  5.250     05/15/2020       2,774,982
----------------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego State University Foundation Auxiliary
                Organization                                                                 5.000     03/01/2032          51,976
----------------------------------------------------------------------------------------------------------------------------------
    7,525,000   San Diego Unified School District 7                                          5.000     07/01/2027       7,989,849
----------------------------------------------------------------------------------------------------------------------------------
    9,780,000   San Diego Unified School District 7                                          5.250     07/01/2023      10,672,670
----------------------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco Bay Area Rapid Transit District                                5.000     07/01/2028          15,314
----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission 6                            5.000     05/01/2020          20,384
----------------------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission                              5.000     05/01/2023          15,584
----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission 6                            5.000     05/01/2028          20,332
----------------------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County Airports Commission 6                            5.000     05/01/2029         248,918
----------------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission                              5.000     05/01/2029          20,320
----------------------------------------------------------------------------------------------------------------------------------
       65,000   San Francisco City & County Airports Commission                              5.000     05/01/2030          66,522
----------------------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Airports Commission                              5.250     05/01/2031         103,608
----------------------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission
                (SFO Fuel Company                                                            5.250     01/01/2024          15,253
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Francisco City & County Financing Corp. (Comb
                Emergency Communications)                                                    5.500     04/01/2020          35,053
----------------------------------------------------------------------------------------------------------------------------------
    7,875,000   San Francisco City & County Redevel. Agency
                (Ceatrice Polite Apartments)                                                 5.000     07/20/2047       7,973,201
----------------------------------------------------------------------------------------------------------------------------------


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     435,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.630% 1  08/01/2020   $     214,616
----------------------------------------------------------------------------------------------------------------------------------
      590,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.750 1   08/01/2022         257,334
----------------------------------------------------------------------------------------------------------------------------------
      615,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.800 1   08/01/2023         252,070
----------------------------------------------------------------------------------------------------------------------------------
      540,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.850 1   08/01/2024         207,781
----------------------------------------------------------------------------------------------------------------------------------
      420,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.900 1   08/01/2025         152,914
----------------------------------------------------------------------------------------------------------------------------------
    2,745,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.900 1   08/01/2030         742,824
----------------------------------------------------------------------------------------------------------------------------------
    6,035,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                          5.960 1   08/01/2034       1,280,808
----------------------------------------------------------------------------------------------------------------------------------
      450,000   San Francisco City & County Redevel. Financing
                Authority, Series A                                                          5.000     08/01/2017         450,491
----------------------------------------------------------------------------------------------------------------------------------
    6,490,000   San Jacinto Financing Authority, Tranche A                                   6.600     09/01/2033       6,397,582
----------------------------------------------------------------------------------------------------------------------------------
    6,345,000   San Jacinto Financing Authority, Tranche B                                   6.600     09/01/2033       6,120,514
----------------------------------------------------------------------------------------------------------------------------------
    6,530,000   San Jacinto Financing Authority, Tranche C                                   6.600     09/01/2033       5,813,986
----------------------------------------------------------------------------------------------------------------------------------
      500,000   San Jacinto Unified School District Special Tax                              5.100     09/01/2036         508,325
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Joaquin Hills Transportation Corridor Agency                             5.250     01/15/2030          35,733
----------------------------------------------------------------------------------------------------------------------------------
       35,000   San Jose Improvement Bond Act 1915                                           5.875     09/02/2023          36,137
----------------------------------------------------------------------------------------------------------------------------------
    1,280,000   San Jose Multifamily Hsg. (Almaden Senior Hsg.
                Partners) 6                                                                  5.350     07/15/2034       1,340,928
----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   San Jose Multifamily Hsg. (Fallen Leaves
                Apartments) 6                                                                5.150     06/01/2036       1,450,260
----------------------------------------------------------------------------------------------------------------------------------
    6,500,000   San Jose Redevel. Agency 6                                                   5.000     08/01/2032       6,785,870
----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Special Tax Community Facilities District
                No. 9 (Bailey Highway 101)                                                   6.600     09/01/2027          27,390
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   San Leandro Community Facilities District No. 1
                Special Tax                                                                  6.400     09/01/2019       1,556,265
----------------------------------------------------------------------------------------------------------------------------------
    2,475,000   San Marcos Public Facilities Authority                                       5.050     09/01/2038       2,484,826
----------------------------------------------------------------------------------------------------------------------------------
    2,980,000   San Marcos Public Facilities Authority                                       5.050     09/01/2038       2,991,831
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   San Marcos Special Tax                                                       5.950     09/01/2035       6,303,780
----------------------------------------------------------------------------------------------------------------------------------
      300,000   San Mateo Joint Powers Financing Authority                                   5.125     07/15/2032         306,999
----------------------------------------------------------------------------------------------------------------------------------
       25,000   San Mateo Sewer, Series A                                                    5.000     08/01/2025          25,341
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Santa Ana Financing Authority (Mainplace)                                    5.600     09/01/2019       1,086,690
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Santa Ana Unified School District COP                                        5.500     04/01/2037          10,388
----------------------------------------------------------------------------------------------------------------------------------
    5,125,000   Santa Clara County Financing Authority
                (Hsg. Authority Office) 6                                                    5.000     09/01/2038       5,380,071
----------------------------------------------------------------------------------------------------------------------------------
      525,000   Santa Clara County Hsg. Authority (Rivertown
                Apartments) 6                                                                6.000     08/01/2041         555,980
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Santa Clarita Community Facilities District
                Special Tax                                                                  5.850     11/15/2032          52,678
----------------------------------------------------------------------------------------------------------------------------------
    3,845,000   Santaluz Special Tax Community Facilities
                District No. 2                                                               6.375     09/01/2030       3,863,802
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Seal Beach Community Facilities District
                (Pacific Gateway Business Center)                                            5.300     09/01/2036       2,049,440
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Seaside Redevel. Agency Tax Allocation                                       5.375     08/01/2033          10,463
----------------------------------------------------------------------------------------------------------------------------------
    1,090,000   Shafter Community Devel. Agency Tax Allocation                               5.400     11/01/2026       1,127,245
----------------------------------------------------------------------------------------------------------------------------------
    3,335,000   Shafter Community Devel. Agency Tax Allocation                               5.450     11/01/2036       3,456,361
----------------------------------------------------------------------------------------------------------------------------------


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  34,000,000   Silicon Valley Tobacco Securitization Authority                              5.620% 1  06/01/2036   $   6,907,780
----------------------------------------------------------------------------------------------------------------------------------
   21,465,000   Silicon Valley Tobacco Securitization Authority                              5.680 1   06/01/2041       3,256,455
----------------------------------------------------------------------------------------------------------------------------------
   43,990,000   Silicon Valley Tobacco Securitization Authority                              5.700 1   06/01/2047       4,706,930
----------------------------------------------------------------------------------------------------------------------------------
   17,650,000   Silicon Valley Tobacco Securitization Authority                              5.850 1   06/01/2047       1,769,060
----------------------------------------------------------------------------------------------------------------------------------
  100,000,000   Silicon Valley Tobacco Securitization Authority                              6.850 1   06/01/2056       3,734,000
----------------------------------------------------------------------------------------------------------------------------------
  165,000,000   Silicon Valley Tobacco Securitization Authority                              6.300 1   06/01/2056       8,045,400
----------------------------------------------------------------------------------------------------------------------------------
       65,000   Soledad Redevel. Agency (Soledad Redevel.)                                   5.350     12/01/2028          66,782
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Sonoma County Community Redevel. Agency
                (Roseland)                                                                   7.900     08/01/2013          20,171
----------------------------------------------------------------------------------------------------------------------------------
    1,585,000   South El Monte Improvement District
                (Merged Area) 6                                                              5.000     08/01/2030       1,662,031
----------------------------------------------------------------------------------------------------------------------------------
    5,245,000   South El Monte Improvement District
                (Merged Area) 6                                                              5.000     08/01/2035       5,486,690
----------------------------------------------------------------------------------------------------------------------------------
    5,460,000   Southern CA Logistics Airport Authority 6                                    5.000     12/01/2043       5,706,301
----------------------------------------------------------------------------------------------------------------------------------
   19,335,000   Southern CA Logistics Airport Authority 6                                    5.000     12/01/2043      20,207,202
----------------------------------------------------------------------------------------------------------------------------------
      150,000   Southern CA Public Power Authority RIBS                                      7.721 3   07/01/2012         150,555
----------------------------------------------------------------------------------------------------------------------------------
   97,775,000   Southern CA Tobacco Securitization Authority                                 7.100 1   06/01/2046       6,823,717
----------------------------------------------------------------------------------------------------------------------------------
       15,000   Spreckels Union School District                                              6.125     08/01/2018          15,196
----------------------------------------------------------------------------------------------------------------------------------
    4,340,000   Stanislaus County Redevel. (Keyes Storm Drain)                               5.375     08/01/2036       4,488,645
----------------------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton Public Financing Authority, Series A 6                              5.000     09/01/2022       1,522,167
----------------------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton Public Financing Authority, Series A                                5.000     09/01/2023       1,519,905
----------------------------------------------------------------------------------------------------------------------------------
    1,325,000   Stockton Public Financing Authority, Series A                                5.000     09/01/2024       1,386,798
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Stockton Public Financing Authority, Series A                                5.000     09/01/2025       1,412,964
----------------------------------------------------------------------------------------------------------------------------------
    3,025,000   Stockton Public Financing Authority, Series A                                5.250     09/01/2031       3,225,921
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Stockton Public Financing Authority, Series A 6                              5.250     07/01/2037      10,648,400
----------------------------------------------------------------------------------------------------------------------------------
      135,000   Stockton Public Financing Authority, Series A                                5.875     09/02/2016         136,165
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Suisun City Public Financing Authority
                (Suisun City Redevel.)                                                       5.200     10/01/2028          10,198
----------------------------------------------------------------------------------------------------------------------------------
       15,000   Sulphur Springs Unified School District Community
                Facilities District No. 2002-1-A                                             6.000     09/01/2033          15,989
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Tehachapi Redevel. Agency Tax                                                5.250     12/01/2035       1,605,600
----------------------------------------------------------------------------------------------------------------------------------
    2,240,000   Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)                            7.200     09/01/2030       2,327,002
----------------------------------------------------------------------------------------------------------------------------------
       20,000   Temecula Public Financing Authority Community
                Facilities District (Harveston)                                              5.100     09/01/2036          20,348
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              4.000     09/01/2007         100,026
----------------------------------------------------------------------------------------------------------------------------------
      990,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              4.900     09/01/2013         962,884
----------------------------------------------------------------------------------------------------------------------------------
      165,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              5.000     09/01/2014         160,499
----------------------------------------------------------------------------------------------------------------------------------
      740,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              5.050     09/01/2015         718,155
----------------------------------------------------------------------------------------------------------------------------------
      805,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              5.100     09/01/2016         779,103
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              5.450     09/01/2026       7,645,040
----------------------------------------------------------------------------------------------------------------------------------
   13,790,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                              5.500     09/01/2036      12,996,248
----------------------------------------------------------------------------------------------------------------------------------


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   2,000,000   Temecula Valley Unified School District Community
                Facilities District No. 03-2                                                 5.500%    09/01/2035   $   2,043,260
----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   Tracy Community Facilities District                                          5.700     09/01/2026       1,046,064
----------------------------------------------------------------------------------------------------------------------------------
    3,105,000   Tracy Community Facilities District                                          5.750     09/01/2036       3,168,621
----------------------------------------------------------------------------------------------------------------------------------
    1,080,000   Tracy Community Facilities District                                          5.750     09/01/2036       1,102,129
----------------------------------------------------------------------------------------------------------------------------------
    1,625,000   Tri-City Hospital District 6                                                 6.000     02/01/2022       1,651,195
----------------------------------------------------------------------------------------------------------------------------------
    4,560,000   Trinity County COP 2                                                         8.500     01/15/2026       4,670,352
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Truckee-Donner Public Utility District Special Tax                           6.100     09/01/2033          51,664
----------------------------------------------------------------------------------------------------------------------------------
       60,000   Turlock Public Financing Authority                                           5.450     09/01/2024          61,802
----------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Tustin Community Facilities District Special Tax
                (John Lang Homes)                                                            5.500     09/01/2034       1,660,272
----------------------------------------------------------------------------------------------------------------------------------
       35,000   Union City Special Tax Community Facilities District
                No. 1997-1                                                                   5.800     09/01/2028          36,199
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Upland Community Facilities District (San Antonio)                           6.000     09/01/2024          10,872
----------------------------------------------------------------------------------------------------------------------------------
    2,670,000   Upland Community Facilities District (San Antonio)                           6.100     09/01/2034       2,916,014
----------------------------------------------------------------------------------------------------------------------------------
      100,000   Upland Community Facilities District Special Tax                             5.900     09/01/2024         105,861
----------------------------------------------------------------------------------------------------------------------------------
      200,000   Vacaville Improvement Bond Act 1915
                (Nut Tree Assessment District)                                               5.600     09/02/2025         206,356
----------------------------------------------------------------------------------------------------------------------------------
      195,000   Vacaville Public Financing Authority                                         5.400     09/01/2022         195,585
----------------------------------------------------------------------------------------------------------------------------------
    6,940,000   Val Verde Unified School District COP                                        5.000     02/01/2031       7,568,278
----------------------------------------------------------------------------------------------------------------------------------
      415,000   Val Verde Unified School District Special Tax                                5.450     09/01/2036         436,231
----------------------------------------------------------------------------------------------------------------------------------
      850,000   Vallejo COP (Marine World Foundation) 2                                      7.000     02/01/2017         878,985
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Vallejo COP (Marine World Foundation) 2                                      7.200     02/01/2026       1,034,100
----------------------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo Public Financing Authority COP                                       5.250     07/15/2029          31,359
----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Valley Sanitation District                                                   5.200     09/02/2030       1,384,364
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Ventura County Area Hsg. Authority (Mira Vista
                Senior Apartments) 6                                                         5.150     12/01/2031       2,084,740
----------------------------------------------------------------------------------------------------------------------------------
    5,015,000   Ventura County Area Hsg. Authority (Mira Vista
                Senior Apartments) 6                                                         5.200     12/01/2039       5,220,264
----------------------------------------------------------------------------------------------------------------------------------
       15,000   Ventura County Superintendent of Schools
                Office COP                                                                   5.000     12/01/2033          15,492
----------------------------------------------------------------------------------------------------------------------------------
       30,000   West Hills Community College District                                        5.000     08/01/2029          30,658
----------------------------------------------------------------------------------------------------------------------------------
      125,000   West Patterson Financing Authority Special Tax                               6.100     09/01/2032         136,533
----------------------------------------------------------------------------------------------------------------------------------
    4,900,000   West Sacramento Financing Authority Special Tax                              6.100     09/01/2029       5,016,032
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                                 6.000     09/01/2024          52,394
----------------------------------------------------------------------------------------------------------------------------------
    4,160,000   Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                                 6.125     09/01/2031       4,368,582
----------------------------------------------------------------------------------------------------------------------------------
    2,305,000   Western Hills Water District Special Tax (Diablo
                Grande Community Facilities)                                                 6.875     09/01/2031       2,456,807
----------------------------------------------------------------------------------------------------------------------------------
    6,250,000   Westlands Water District COP 6                                               5.000     09/01/2030       6,565,688
----------------------------------------------------------------------------------------------------------------------------------
   10,565,000   Westlands Water District COP                                                 5.000     09/01/2035      11,077,086
----------------------------------------------------------------------------------------------------------------------------------
      700,000   Westside Union School District                                               5.000     09/01/2026         696,094
----------------------------------------------------------------------------------------------------------------------------------
    2,080,000   Westside Union School District                                               5.000     09/01/2036       2,075,091
----------------------------------------------------------------------------------------------------------------------------------
    4,200,000   Westside Union School District                                               5.250     09/01/2036       4,319,910
----------------------------------------------------------------------------------------------------------------------------------
       50,000   Whittier Redevel. Agency Tax Allocation
                (Whittier Blvd.)                                                             5.700     11/01/2019          50,207
----------------------------------------------------------------------------------------------------------------------------------
       10,000   William S. Hart Union School District                                        6.000     09/01/2033          10,624
----------------------------------------------------------------------------------------------------------------------------------
       10,000   Woodland Special Tax Community Facilities
                District No. 1                                                               6.000     09/01/2028          10,878
----------------------------------------------------------------------------------------------------------------------------------


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      15,000   Yucaipa Redevel. Agency (Eldorado Palms Mobile
                Home)                                                                        6.000%    05/01/2030   $       15,491
                                                                                                                    ---------------
                                                                                                                     2,515,575,369
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--11.7%
    3,250,000   Northern Mariana Islands Ports Authority, Series A 6                         5.500     03/15/2031        3,333,168
-----------------------------------------------------------------------------------------------------------------------------------
    1,955,000   Northern Mariana Islands Ports Authority, Series A 6                         6.250     03/15/2028        2,063,522
-----------------------------------------------------------------------------------------------------------------------------------
   19,700,000   Puerto Rico Commonwealth GO                                                  5.000     07/01/2035       20,635,750
-----------------------------------------------------------------------------------------------------------------------------------
   11,315,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2022       11,988,808
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2023       11,648,890
-----------------------------------------------------------------------------------------------------------------------------------
    7,395,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2023        7,971,662
-----------------------------------------------------------------------------------------------------------------------------------
   11,385,000   Puerto Rico Commonwealth GO 6                                                5.250     07/01/2024       12,254,928
-----------------------------------------------------------------------------------------------------------------------------------
   19,785,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2025       21,281,142
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2030        5,378,100
-----------------------------------------------------------------------------------------------------------------------------------
   24,900,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2032       26,743,845
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   Puerto Rico HFC (Homeowner Mtg.) 6                                           5.200     12/01/2032          643,503
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Puerto Rico Highway & Transportation Authority,
                Series G                                                                     5.000     07/01/2042          200,985
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority,
                Series K 6                                                                   5.000     07/01/2030        2,089,160
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000   Puerto Rico Highway & Transportation Authority,
                Series M                                                                     5.000     07/01/2037        1,207,454
-----------------------------------------------------------------------------------------------------------------------------------
    2,175,000   Puerto Rico Highway & Transportation Authority,
                Series M                                                                     5.000     07/01/2046        2,268,960
-----------------------------------------------------------------------------------------------------------------------------------
   35,000,000   Puerto Rico Highway & Transportation Authority,
                Series N 7                                                                   4.107     07/01/2045       35,035,000
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure 6                                                 5.000     07/01/2046        5,198,800
-----------------------------------------------------------------------------------------------------------------------------------
    6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities) 6                              6.625     06/01/2026        6,542,185
-----------------------------------------------------------------------------------------------------------------------------------
    2,665,000   Puerto Rico ITEMECF (Mennonite General
                Hospital) 6                                                                  6.500     07/01/2012        2,681,949
-----------------------------------------------------------------------------------------------------------------------------------
    6,900,000   Puerto Rico Municipal Finance Agency, Series A 6                             5.250     08/01/2023        7,393,005
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico Municipal Finance Agency, Series A                               5.250     08/01/2025        1,603,935
-----------------------------------------------------------------------------------------------------------------------------------
   33,715,000   Puerto Rico Port Authority (American Airlines),
                Series A 6                                                                   6.250     06/01/2026       33,927,405
-----------------------------------------------------------------------------------------------------------------------------------
    6,625,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                                     6.300     06/01/2023        6,629,108
-----------------------------------------------------------------------------------------------------------------------------------
   27,000,000   V.I. Public Finance Authority (Hovensa Coker)                                6.500     07/01/2021       30,138,210
-----------------------------------------------------------------------------------------------------------------------------------
    4,515,000   V.I. Public Finance Authority, Series A 6                                    6.375     10/01/2019        4,906,631
-----------------------------------------------------------------------------------------------------------------------------------
    5,150,000   V.I. Public Finance Authority, Series E                                      6.000     10/01/2022        5,333,049
                                                                                                                    ---------------
                                                                                                                       269,099,154
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,690,795,332)-121.0%                                                             2,784,674,523
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.0)                                                                          (483,150,924)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $2,301,523,599
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $20,615,043, which represents 0.90% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after April 30, 2007. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Issue is in default. See accompanying Notes.

10. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments
AHEF       American Heritage Education Foundation
CCH        Clovis Community Hospital
CDA        Communities Devel. Authority
CHCC       Community Hospitals of Central California
COP        Certificates of Participation
DRIVERS    Deri ative Inverse Tax Exempt Receipts
ECHS       Escondido Charter High School
FCHMC      Fresno Community Hospital & Medical Center
GO         General Obligation
GP         General Purpose
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HK-8CS     Heritage K-8 Charter School
IDA        Industrial Devel. Agency
INFLOS     Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PARS       Periodic Auction Reset Securities
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SCH        Sierra Community Hospital
SHF        Sierra Hospital Foundation
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco-Master Settlement Agreements                    $607,242,881      21.8%
Special Tax                                              522,177,417      18.8
General Obligation                                       285,066,036      10.2
Electric Utilities                                       192,084,942       6.9
Hospital/Health Care                                     178,169,918       6.4
Special Assessment                                       150,433,850       5.4
Marine/Aviation Facilities                               126,120,535       4.5
Multifamily Housing                                      125,101,053       4.5
Tax Increment Financing (TIF)                            123,873,875       4.2
Single Family Housing                                     95,677,655       3.4
Municipal Leases                                          57,502,198       2.1
Water Utilities                                           44,958,551       1.6
Highways/Commuter Facilities                              43,554,092       1.6
Airlines                                                  40,581,388       1.5
Resource Recovery                                         38,580,023       1.4
Pollution Control                                         30,138,210       1.1
Education                                                 29,920,394       1.1
Higher Education                                          26,846,305       1.0
Government Appropriation                                  15,834,251       0.6
Gas Utilities                                             13,012,916       0.5
Casino                                                    10,785,684       0.4
Adult Living Facilities                                   10,162,259       0.4
Sewer Utilities                                            5,654,908       0.2


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Sales Tax Revenue                                          5,348,363       0.2
Parking Fee Revenue                                        2,706,163       0.1
Multiline Retail                                           2,138,339       0.1
Not-for-Profit Organization                                  465,643       0.0
Hotels, Restaurants & Leisure                                244,362       0.0
Housing-Student                                              227,262       0.0
Telephone Utilities                                           35,053       0.0
Manufacturing, Durable Goods                                  29,997       0.0
                                                     ---------------------------
Total                                                $ 2,784,674,523     100.0%
                                                     ===========================

NOTES TO STATEMENTS OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $170,016,165 as of April 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $603,880,368 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $442,115,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                                                          VALUE AS OF
       AMOUNT   INVERSE FLOATERS 1                                                        COUPON 2       MATURITY   APRIL 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$  12,490,000   CA GO RITES                                                                  5.840%        6/1/31   $   13,698,907
   10,850,000   CA GO DRIVERS                                                                5.799         8/1/13       11,886,826
    5,425,000   CA GO ROLs                                                                   7.630         6/1/31        6,578,030
    4,560,000   CA GO ROLs                                                                   5.810         2/1/33        4,908,703
   25,000,000   CA Statewide CDA ROLs                                                        4.934         4/1/36       25,285,000
   14,250,000   CA Golden State Tobacco Securitization Corp. ROLs                            7.630         6/1/35       17,127,645
    2,375,000   Los Angeles Dept. of Water & Power RITES                                     7.660         7/1/24        2,533,460
    4,400,000   Los Angeles Harbor Dept. ROLs                                                7.725         8/1/25        5,521,208
    4,625,000   Los Angeles Harbor Dept. ROLs                                                7.727         8/1/26        5,786,523
    2,500,000   Los Angeles Unified School District ROLs                                     7.226         7/1/15        2,807,375
    2,500,000   Los Angeles Unified School District ROLs                                     7.226         7/1/16        2,807,375
    1,500,000   Los Angeles Unified School District ROLs                                     7.226         7/1/17        1,684,425
    4,550,000   M-S-R Public Power Agency (San Juan) ROLs                                    4.523         7/1/17        4,841,109
    3,250,000   Merced Irrigation District ROLs                                              8.802         9/1/36        4,272,060
    2,660,000   Port of Oakland RITES                                                        9.140        11/1/25        2,936,693
    2,500,000   Port of Oakland RITES                                                        7.450        11/1/15        2,764,775
    2,500,000   Port of Oakland RITES                                                        7.700        11/1/17        2,782,350
    5,025,000   Port of Oakland RITES                                                        7.630        11/1/32        5,697,948
    2,430,000   Port of Oakland RITES                                                        7.630        11/1/22        2,784,343
    4,375,000   Puerto Rico Highway & Transportation Authority ROLs                          4.288         7/1/45        4,410,000
    7,000,000   Sacramento County Sanitation District Financing Authority RITES              4.450        12/1/35        7,049,000
    3,145,000   Sacramento Hsg. Authority ROLs                                               7.728         6/1/37        3,534,099
   14,285,000   Sacramento County Sanitation District Financing Authority RITES              4.390        12/1/35       14,384,995
    1,880,000   San Diego Unified School District GO RITES                                   7.720         7/1/27        2,344,849
    2,445,000   San Diego Unified School District GO RITES                                   8.730         7/1/23        3,337,670
                                                                                                                    ---------------
                                                                                                                    $  161,765,367
                                                                                                                    ===============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 22 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2007, the Fund had purchased $19,415,689 of securities issued on a when-issued basis or forward commitment.


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2007, securities with an aggregate market value of $24,875, representing less than 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                               $   2,690,818,857
                                                             ==================

Gross unrealized appreciation                                $      96,946,861
Gross unrealized depreciation                                       (3,091,195)
                                                             ------------------
Net unrealized appreciation                                  $      93,855,666
                                                             ==================


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007